UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 63.5%
Aerospace/Defense – 0.3%
General Dynamics Corp.
$1,525,000	1.000%		11/15/17	$ 1,517,061

Automotive(a) – 0.7%
Daimler Finance North America LLC
1,400,000	1.650		05/18/18	1,380,263
1,050,000	2.250		03/02/20	1,026,451
Harley-Davidson Financial Services, Inc.(b)
800,000	2.150		02/26/20	784,932

				3,191,646

Banks – 28.9%
Abbey National Treasury Services PLC
1,225,000	2.000		08/24/18	1,222,651
ABN AMRO Bank NV(a)
3,925,000	2.500		10/30/18	3,949,991
American Express Credit Corp.(b)
3,675,000	2.375		05/26/20	3,645,223
Bank of America Corp.
6,125,000	6.000		09/01/17	6,515,879
Bank of Montreal
25,000	1.800		07/31/18	24,891
Bank of Scotland PLC(a)
100,000	5.250		02/21/17	104,366
Barclays Bank PLC(c)
4,350,000	0.944		02/17/17	4,347,542
BNP Paribas SA
900,000	2.375		05/21/20	890,882
BPCE SA
1,726,000	2.500		12/10/18	1,744,380
Capital One Bank USA NA(b)
2,075,000	1.150		11/21/16	2,070,003
1,325,000	0.859	(c)	02/13/17	1,319,574
Citigroup, Inc.
200,000	6.125		05/15/18	217,826
875,000	2.150		07/30/18	873,587
150,000	2.500		09/26/18	150,930
3,400,000	2.050		12/07/18	3,381,314
Commonwealth Bank of Australia(a)(c)
2,875,000	0.862		03/13/17	2,871,605
Compass Bank(b)
1,250,000	1.850		09/29/17	1,236,574
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA(c)
3,450,000	1.013		03/18/16	3,449,517
Credit Agricole SA(a)(c)
2,975,000	1.174		10/03/16	2,983,999
Credit Suisse AG
3,900,000	0.897	(c)	05/26/17	3,885,527
1,475,000	1.750		01/29/18	1,463,824
Discover Bank(b)
1,600,000	2.600		11/13/18	1,602,269
Fifth Third Bank(b)(c)
3,725,000	0.874		11/18/16	3,724,464
HSBC USA, Inc.
3,075,000	1.500		11/13/17	3,061,925
ING Bank NV(a)
1,875,000	1.375		03/07/16	1,876,663
1,600,000	1.800		03/16/18	1,595,949
1,425,000	2.050		08/17/18	1,423,671

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Intesa Sanpaolo SpA
$2,750,000	3.125%		01/15/16	$ 2,751,372
JPMorgan Chase & Co.
1,200,000	6.400		10/02/17	1,289,758
3,925,000	0.953	(c)	01/28/19	3,895,967
Lloyds Bank PLC
2,725,000	1.750		03/16/18	2,714,745
1,100,000	2.000		08/17/18	1,099,306
Macquarie Bank Ltd.(a)(c)
2,600,000	0.962		06/15/16	2,598,086
Mizuho Corporate Bank Ltd.(a)
1,475,000	2.550		03/17/17	1,487,633
1,150,000	1.550		10/17/17	1,140,938
Morgan Stanley & Co.
1,525,000	4.750		03/22/17	1,579,562
4,525,000	1.170	(c)	01/24/19	4,513,393
MUFG Americas Holdings Corp.(b)
550,000	1.625		02/09/18	544,369
MUFG Union Bank NA(b)
2,250,000	2.625		09/26/18	2,270,176
Nordea Bank AB(a)
1,900,000	1.875		09/17/18	1,887,618
PNC Bank NA(b)
3,050,000	1.150		11/01/16	3,050,332
Royal Bank of Canada
1,775,000	0.850		03/08/16	1,775,131
Royal Bank of Scotland PLC
2,625,000	4.375		03/16/16	2,642,126
Santander Bank NA(b)
950,000	2.000		01/12/18	942,055
Santander Holdings USA, Inc.(b)
250,000	2.650		04/17/20	244,021
Sparebank 1 Boligkreditt AS(a)
13,400,000	2.625		05/26/16	13,489,520
Synchrony Financial(b)
1,200,000	2.600		01/15/19	1,198,412
The Bank of Tokyo-Mitsubishi UFJ Ltd.(a)
900,000	0.897	(c)	03/10/17	898,817
1,500,000	1.450		09/08/17	1,490,540
1,625,000	1.700		03/05/18	1,611,474
The Toronto-Dominion Bank(a)
14,800,000	1.500		03/13/17	14,835,339
Westpac Banking Corp.
5,025,000	2.300		05/26/20	4,997,121

				134,582,837

Chemicals – 1.1%
Ecolab, Inc.
2,025,000	1.550		01/12/18	2,007,972
Praxair, Inc.
3,125,000	1.050		11/07/17	3,086,339

				5,094,311

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Construction Machinery – 0.5%
Caterpillar Financial Services Corp.
$1,350,000	0.562	%(c)	03/03/17	$ 1,345,341
735,000	2.450		09/06/18	746,000

				2,091,341

Diversified Financial Services – 0.6%
Visa, Inc.
2,725,000	1.200		12/14/17	2,723,311

Diversified Manufacturing – 0.6%
Amphenol Corp.
925,000	1.550		09/15/17	919,089
1,000,000	2.550	(b)	01/30/19	999,973
Danaher Corp.
850,000	1.650		09/15/18	847,211

				2,766,273

Electric – 2.1%
American Electric Power Co., Inc.(b)
518,000	1.650		12/15/17	513,927
Commonwealth Edison Co.(b)
525,000	2.150		01/15/19	522,691
Dominion Resources, Inc.
1,150,000	1.900		06/15/18	1,138,411
Duke Energy Progress, Inc.(c)
2,300,000	0.652		03/06/17	2,293,247
Electricite de France(a)(c)
3,125,000	0.777		01/20/17	3,120,075
Exelon Corp.
1,075,000	1.550		06/09/17	1,069,951
Virginia Electric and Power Co.(b)
900,000	1.200		01/15/18	889,335

				9,547,637

Energy – 1.1%
Anadarko Petroleum Corp.
1,425,000	6.375		09/15/17	1,499,866
Halliburton Co.
1,925,000	1.000		08/01/16	1,922,024
625,000	2.700	(b)	11/15/20	615,137
Statoil ASA(c)
1,200,000	0.652		05/15/18	1,192,877

				5,229,904

Food and Beverage – 4.9%
Cargill, Inc.(a)
1,700,000	1.900		03/01/17	1,707,567
ConAgra Foods, Inc.
1,425,000	1.900		01/25/18	1,404,356
Diageo Capital PLC
2,600,000	5.750		10/23/17	2,782,980
Kraft Heinz Foods Co.(a)
1,925,000	2.000		07/02/18	1,914,540
McDonald’s Corp.
625,000	2.100		12/07/18	625,095
Pernod-Ricard SA(a)
1,600,000	2.950		01/15/17	1,620,009
SABMiller Holdings, Inc.(a)
1,625,000	2.450		01/15/17	1,637,517
Starbucks Corp.
3,725,000	0.875		12/05/16	3,716,179

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Food and Beverage – (continued)
Suntory Holdings Ltd.(a)
$2,850,000	1.650%	09/29/17	$ 2,830,258
Sysco Corp.(b)
625,000	2.600	10/01/20	624,978
The JM Smucker Co.
2,025,000	1.750	03/15/18	2,002,258
WM Wrigley Jr Co.(a)
1,900,000	2.000	10/20/17	1,903,078

			22,768,815

Health Care - Medical Products – 0.6%
Becton Dickinson & Co.
1,250,000	1.800	12/15/17	1,248,033
Thermo Fisher Scientific, Inc.
1,675,000	1.300	02/01/17	1,669,044

			2,917,077

Health Care Services – 1.1%
McKesson Corp.
950,000	3.250	03/01/16	953,409
UnitedHealth Group, Inc.
2,725,000	1.400	10/15/17	2,713,873
1,400,000	1.900	07/16/18	1,404,000

			5,071,282

Life Insurance(a) – 1.1%
Metropolitan Life Global Funding I(c)
3,875,000	0.701	04/10/17	3,878,232
Reliance Standard Life Global Funding II
1,375,000	2.500	04/24/19	1,369,595

			5,247,827

Media - Cable – 0.9%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
2,450,000	2.400	03/15/17	2,470,873
Time Warner Cable, Inc.
1,725,000	5.850	05/01/17	1,801,823

			4,272,696

Media - Non Cable – 0.9%
NBCUniversal Enterprise, Inc.(a)(c)
3,500,000	0.858	04/15/16	3,498,187
Thomson Reuters Corp.
850,000	0.875	05/23/16	849,337

			4,347,524

Metals & Mining – 1.1%
BHP Billiton Finance USA Ltd.(c)
2,050,000	0.853	09/30/16	2,043,789
Glencore Finance Canada Ltd.(a)
1,625,000	2.700	10/25/17	1,486,875
Rio Tinto Finance USA PLC(b)
1,750,000	2.000	03/22/17	1,746,144

			5,276,808

Noncaptive - Financial(a) – 0.2%
GE Capital International Funding Co.
1,146,000	0.964	04/15/16	1,146,517

Pharmaceuticals – 5.3%
AbbVie, Inc.
1,750,000	1.750	11/06/17	1,746,754
5,150,000	1.800	05/14/18	5,120,986

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Actavis Funding SCS
$7,450,000	2.350%	03/12/18	$ 7,458,706
Bayer US Finance LLC(a)(c)
3,350,000	0.607	10/06/17	3,340,067
Eli Lilly & Co.
450,000	1.250	03/01/18	448,615
EMD Finance LLC(a)
3,125,000	1.700	03/19/18	3,095,194
Forest Laboratories, Inc.(a)(b)
1,825,000	4.375	02/01/19	1,911,826
Gilead Sciences, Inc.
1,400,000	1.850	09/04/18	1,403,837

			24,525,985

Pipelines – 0.8%
Columbia Pipeline Group, Inc.(a)
825,000	2.450	06/01/18	814,026
Enterprise Products Operating LLC
1,625,000	1.650	05/07/18	1,569,307
TransCanada PipeLines Ltd.
1,550,000	1.875	01/12/18	1,530,192

			3,913,525

Property/Casualty Insurance(b) – 0.2%
ACE INA Holdings, Inc.
875,000	2.300	11/03/20	866,247

Real Estate Investment Trust – 3.1%
ERP Operating LP
1,725,000	5.750	06/15/17	1,821,649
HCP, Inc.
2,550,000	6.000	01/30/17	2,661,750
Select Income REIT(b)
450,000	2.850	02/01/18	449,141
Senior Housing Properties Trust(b)
1,625,000	3.250	05/01/19	1,617,303
Ventas Realty LP
1,714,000	1.550	09/26/16	1,715,183
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
3,425,000	1.750	09/15/17	3,395,613
Welltower, Inc.
2,575,000	4.700	09/15/17	2,689,515

			14,350,154

Retailers - Food & Drug – 1.1%
CVS Health Corp.
3,775,000	1.900	07/20/18	3,768,024
Walgreens Boots Alliance, Inc.
1,175,000	1.750	11/17/17	1,166,768

			4,934,792

Technology – 1.7%
Cisco Systems, Inc.(c)
2,675,000	0.702	03/03/17	2,675,233
Fidelity National Information Services, Inc.
1,400,000	2.850	10/15/18	1,402,792
Fiserv, Inc.(b)
1,025,000	2.700	06/01/20	1,014,425

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Technology – (continued)
Harris Corp.
$925,000	1.999%	04/27/18	$ 914,092
QUALCOMM, Inc.
2,000,000	1.400	05/18/18	1,977,999

			7,984,541

Tobacco – 1.0%
BAT International Finance PLC(a)
1,575,000	1.850	06/15/18	1,574,223
Reynolds American, Inc.
2,900,000	2.300	06/12/18	2,918,973

			4,493,196

Transportation(a) – 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,300,000	3.750	05/11/17	1,326,240
1,625,000	2.875	07/17/18	1,635,228

			2,961,468

Wireless Telecommunications – 0.2%
Telefonica Emisiones SAU
1,050,000	3.992	02/16/16	1,052,889

Wirelines Telecommunications – 2.8%
BellSouth LLC(a)(d)
2,200,000	4.821	04/26/16	2,226,162
Verizon Communications, Inc.
1,950,000	3.650	09/14/18	2,032,923
7,650,000	6.350	04/01/19	8,588,838

			12,847,923

TOTAL CORPORATE OBLIGATIONS (Cost $297,175,914)			$295,723,587

Asset-Backed Securities – 17.7%
Autos – 3.3%
Ally Auto Receivables Trust Series 2015-SN1, Class A3
$1,100,000	1.210%	03/20/17	$ 1,096,575
Ally Master Owner Trust Series 2012-5, Class A
4,600,000	1.540	09/15/19	4,578,924
Ally Master Owner Trust Series 2015-2, Class A2
4,000,000	1.830	01/15/21	3,959,919
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class A2(c)
4,400,000	0.711	01/15/18	4,400,060
GM Financial Automobile Leasing Trust Series 2015-1, Class A3
1,200,000	1.530	09/20/18	1,194,000

			15,229,478

Credit Card – 5.4%
Bank of America Credit Card Trust Series 2014-A1, Class A(c)
7,000,000	0.711	06/15/21	6,985,165
Barclays Dryrock Issuance Trust Series 2015-1, Class A
3,450,000	2.200	12/15/22	3,440,050
Capital One Multi-Asset Execution Trust Series 2015-A1, Class A1
5,200,000	1.390	01/15/21	5,167,517
Chase Issuance Trust Series 2015-A2, Class A2
4,250,000	1.590	02/18/20	4,248,955
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2
5,400,000	1.020	02/22/19	5,385,420

			25,227,107

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity(c) – 0.0%
Amresco Residential Securities Mortgage Loan Trust Series 1998-2, Class M1F
$27,731	6.745%	06/25/28	$ 29,250
Centex Home Equity Series 2004-D, Class MV3
93,006	1.221	09/25/34	80,673
Morgan Stanley ABS Capital I Series 2004-HE4, Class M3
39,128	2.471	05/25/34	32,245

			142,168

Manufactured Housing – 0.0%
Lehman ABS Manufactured Housing Contract Series 2001-B, Class A3
21,978	4.350	04/15/40	22,250

Student Loan(c) – 9.0%
Access Group, Inc. Series 2004-1, Class A2
5,679,267	0.813	09/26/33	5,513,037
Access Group, Inc. Series 2006-1, Class A2
381,791	0.503	08/25/23	379,070
Brazos Higher Education Authority, Inc. Series 2005-1, Class 1A3
623,005	0.713	09/26/22	620,287
Brazos Higher Education Authority, Inc. Series 2006-1, Class A3
4,299,911	0.713	12/26/24	4,237,627
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(a)
3,180,970	1.222	06/25/26	3,145,381
Educational Services of America, Inc. Series 2010-1, Class A1(a)
2,464,945	1.170	07/25/23	2,461,723
Educational Services of America, Inc. Series 2014-1, Class A(a)
2,883,558	1.122	02/25/39	2,825,358
Goal Capital Funding Trust Series 2006-1, Class A3
200,125	0.513	11/25/26	198,734
Goal Capital Funding Trust Series 2007-1, Class A3
927,612	0.693	09/25/28	918,743
Higher Education Funding I Series 2005-1, Class A4
650,000	0.533	02/25/30	637,605
Nelnet Student Loan Trust Series 2005-4, Class A3
1,009,500	0.716	06/22/26	994,628
Nelnet Student Loan Trust Series 2006-2, Class A5
4,200,000	0.420	01/25/30	4,117,925
Northstar Education Finance, Inc. Series 2012-1, Class A(a)
2,608,594	1.122	12/26/31	2,538,134
Scholar Funding Trust Series 2012-B, Class A1(a)
1,368,991	0.822	10/28/25	1,366,164
SLM Student Loan Trust Series 2003-12, Class A5(a)
1,399,856	0.792	09/15/22	1,390,957
SLM Student Loan Trust Series 2003-14, Class A5
499,833	0.550	01/25/23	494,810
SLM Student Loan Trust Series 2004-1, Class A3
2,067,490	0.530	04/25/23	2,044,176
SLM Student Loan Trust Series 2006-2, Class A5
4,460,292	0.430	07/25/25	4,397,694
SLM Student Loan Trust Series 2006-4, Class A5
1,718,515	0.420	10/27/25	1,705,135

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
SLM Student Loan Trust Series 2006-9, Class A4
$166,023	0.390%	10/25/22	$ 165,564
SLM Student Loan Trust Series 2013-3, Class A2
544,489	0.722	05/26/20	541,781
SLM Student Loan Trust Series 2014-1, Class A2
800,000	0.802	07/26/21	795,975
Wachovia Student Loan Trust Series 2005-1, Class A5
350,697	0.450	01/26/26	343,842

			41,834,350

TOTAL ASSET-BACKED SECURITIES (Cost $82,917,542)			$ 82,455,353

U.S. Treasury Obligations – 14.0%
United States Treasury Inflation Protected Securities
$37,854,834	0.125%	04/15/17	$ 37,777,989
27,677,410	0.125 (e)	04/15/18	27,634,233

TOTAL U.S. TREASURY OBLIGATIONS (Cost $65,437,078)			$ 65,412,222

Shares	Rate		Value
Investment Company(f) – 0.9%
Goldman Sachs Financial Square Government Fund - FST Shares
4,443,664	0.185%		$ 4,443,664
(Cost $4,443,664)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $449,974,198)			$448,034,826

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 2.4%
Commercial Paper – 2.4%
Dominion Resources, Inc.
$2,500,000	0.518%	01/05/16	$ 2,499,858
Electricite De France SA
3,100,000	1.557	01/09/17	3,051,370
3,250,000	0.767	01/15/16	3,249,052
St. Jude Medical, Inc.
2,300,000	0.568	01/04/16	2,299,893

TOTAL SHORT-TERM INVESTMENTS (Cost $11,100,173)			$ 11,100,173

TOTAL INVESTMENTS – 98.5% (Cost $461,074,371)			$459,134,999

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%			6,758,847

NET ASSETS – 100.0%			$465,893,846

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $116,596,601, which represents approximately 25.0% of net assets as of December 31, 2015.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2015.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2015.

(e)	A portion of this security is segregated as collateral for initial margin requirements on future transactions.

(f)	Represents an Affiliated Fund.

Investment Abbreviations:
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	118	March 2016	$29,283,175	$(56,323)
Eurodollars	118	June 2016	29,234,500	(62,223)
Eurodollars	(26)	September 2016	(6,430,775)	21,715
Eurodollars	(26)	December 2016	(6,420,050)	22,365
Eurodollars	(26)	March 2017	(6,410,300)	23,340
Eurodollars	(26)	June 2017	(6,400,550)	23,990
Eurodollars	(75)	September 2017	(18,439,688)	38,264
Eurodollars	(75)	December 2017	(18,417,187)	35,452
Eurodollars	(75)	March 2018	(18,400,312)	29,827
Eurodollars	(75)	June 2018	(18,384,375)	24,202
2 Year U.S. Treasury Notes	(606)	March 2016	(131,644,032)	167,421
5 Year U.S. Treasury Notes	(182)	March 2016	(21,534,297)	42,645

TOTAL				$310,675

TAX INFORMATION — At December 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$461,235,256

Gross unrealized gain	2,233,720
Gross unrealized loss	(4,333,977)

Net unrealized security loss	$(2,100,257)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 56.2%
Collateralized Mortgage Obligations – 3.5%
Adjustable Rate Non-Agency(a) – 0.1%
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
$389,250	1.247%	11/25/29	$ 382,624

Interest Only(b) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)
34,369	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)
37,330	0.000	08/25/33	—
FNMA STRIPS Series 151, Class 2
2,363	9.500	07/25/22	245
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
20,229	0.123	08/25/33	123
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
4,297	0.320	07/25/33	49

			417

Inverse Floaters(a) – 0.0%
GNMA REMIC Series 2002-13, Class SB
55,812	35.959	02/16/32	96,047

Principal Only(c) – 0.0%
FNMA REMIC Series G-35, Class N
4,144	0.000	10/25/21	4,067

Regular Floater(a) – 0.1%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(d)
87,102	0.793	02/25/48	86,931
FHLMC REMIC Series 1760, Class ZB
116,923	1.660	05/15/24	117,620

			204,551

Sequential Fixed Rate – 3.2%
FHLMC Multifamily Structured Pass-Through Certificates Series K020, Class A2
600,000	2.373	05/25/22	595,643
FHLMC REMIC Series 2329, Class ZA
720,555	6.500	06/15/31	804,684
FHLMC REMIC Series 4273, Class PD
1,299,691	6.500	11/15/43	1,487,056
FNMA REMIC Series 2001-53, Class GH
97	8.000	09/25/16	97
FNMA REMIC Series 2011-52, Class GB
1,293,230	5.000	06/25/41	1,414,520
FNMA REMIC Series 2011-99, Class DB
1,225,000	5.000	10/25/41	1,336,155
FNMA REMIC Series 2012-111, Class B
182,203	7.000	10/25/42	206,975
FNMA REMIC Series 2012-153, Class B
734,898	7.000	07/25/42	852,733
GNMA REMIC Series 2002-42, Class KZ
1,938,353	6.000	06/16/32	2,160,932

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
NCUA Guaranteed Notes Series 2010-R1, Class 2A
$12,424	1.840%	10/07/20	$ 12,424
NCUA Guaranteed Notes Series A4
3,400,000	3.000	06/12/19	3,544,232

			12,415,451

Sequential Floating Rate(a) – 0.1%
NCUA Guaranteed Notes Series 2010-R1, Class 1A
560,093	0.726	10/07/20	561,975

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 13,665,132

Commercial Mortgage-Backed Securities – 5.4%
Sequential Fixed Rate – 0.6%
ML-CFC Commercial Mortgage Trust Series 2006-4, Class A1A
$2,313,936	5.166%	12/12/49	$ 2,360,848

Sequential Floating Rate(a) – 4.8%
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4
3,030,383	5.889	07/10/44	3,042,435
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A1A
5,217,049	6.259	12/10/49	5,540,343
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class A1A
4,089,601	5.526	01/15/49	4,212,174
LB Commercial Mortgage Trust Series 2007-C3, Class A1A
3,122,048	6.051	07/15/44	3,273,961
Morgan Stanley Capital I Trust Series 2007-T25, Class A1A
2,649,795	5.509	11/12/49	2,707,151

			18,776,064

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 21,136,912

Federal Agencies – 47.3%
Adjustable Rate FHLMC(a) – 0.3%
$144,147	2.392%	11/01/32	$ 152,270
903,612	2.498	09/01/33	956,370

			1,108,640

Adjustable Rate FNMA(a) – 1.0%
70,955	2.545	11/01/32	74,517
232,884	1.999	12/01/32	242,946
979,385	1.912	05/01/33	1,010,003
29,392	2.461	06/01/33	31,123
844,886	2.512	10/01/33	888,584
915,690	2.388	02/01/35	970,361
763,282	2.241	09/01/35	798,105

			4,015,639

Adjustable Rate GNMA(a) – 0.8%
60,501	1.750	06/20/23	61,531
27,814	1.875	07/20/23	28,292
28,141	1.875	08/20/23	28,629
73,540	1.875	09/20/23	74,827
23,139	1.750	03/20/24	23,589
202,064	1.750	04/20/24	205,849

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(a) – (continued)
$22,512	1.750%	05/20/24	$ 22,937
165,585	1.750	06/20/24	168,741
38,258	2.000	06/20/24	39,021
54,831	1.875	07/20/24	55,882
58,018	2.000	07/20/24	59,176
102,072	1.875	08/20/24	104,045
52,253	2.000	08/20/24	53,304
49,114	1.875	09/20/24	50,071
62,585	2.000	11/20/24	63,859
24,865	2.000	12/20/24	25,375
38,953	2.500	12/20/24	40,281
42,699	2.000	01/20/25	43,616
23,139	2.000	02/20/25	23,640
81,303	2.000	05/20/25	83,079
66,018	2.000	07/20/25	67,463
30,115	1.750	02/20/26	30,788
1,572	1.875	07/20/26	1,608
41,719	1.750	01/20/27	42,747
35,466	2.000	01/20/27	36,357
30,261	1.750	02/20/27	31,011
229,319	1.750	04/20/27	234,863
24,396	1.750	05/20/27	24,989
28,546	1.750	06/20/27	29,243
10,424	1.625	11/20/27	10,690
223	2.000	11/20/27	229
34,934	1.625	12/20/27	35,800
75,025	1.750	01/20/28	76,995
27,116	1.750	02/20/28	27,832
31,378	1.750	03/20/28	32,210
123,604	1.875	07/20/29	127,006
70,669	1.875	08/20/29	72,622
16,247	1.875	09/20/29	16,679
70,043	1.625	10/20/29	72,034
87,302	1.625	11/20/29	89,792
19,388	1.625	12/20/29	19,943
26,581	1.750	01/20/30	27,357
12,254	1.750	02/20/30	12,614
71,576	1.750	03/20/30	73,675
79,839	1.750	04/20/30	82,124
125,443	1.750	05/20/30	129,040
90,956	2.000	05/20/30	93,661
19,220	1.750	06/20/30	19,773
175,666	2.000	07/20/30	180,881
34,646	2.000	09/20/30	35,681
59,677	1.625	10/20/30	61,377
121,241	1.750	03/20/32	125,108

			3,177,936

FHLMC – 3.4%
5,180	7.000	09/01/17	5,328
2,578	7.000	10/01/17	2,659
16,357	5.500	05/01/18	17,012
215,163	5.500	06/01/18	223,776
7,927	4.500	09/01/18	8,208
1,670	10.000	10/01/18	1,675
65,277	5.000	06/01/19	68,329
3,411	10.000	07/01/20	3,424
37,654	6.500	07/01/21	42,883
2,939	6.500	08/01/22	3,347
40,040	9.000	10/01/22	45,542
155,684	4.500	10/01/23	167,656
801,808	5.000	08/01/24	865,828
165,209	6.500	07/01/28	181,749
712,858	4.500	03/01/29	769,760
4,480	8.000	07/01/30	5,396
11,103	7.500	12/01/30	11,375

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$47,325	7.000%	04/01/31	$ 54,504
27,848	5.000	08/01/33	30,544
5,343	5.000	09/01/33	5,860
12,440	5.000	10/01/33	13,644
16,775	5.500	09/01/34	18,771
408,134	6.000	10/01/34	465,963
6,691	5.000	11/01/34	7,335
381,786	5.000	12/01/34	418,517
1,403	5.500	03/01/35	1,555
20,816	5.000	07/01/35	22,818
2,770	5.500	07/01/35	3,081
3,663	5.000	11/01/35	4,017
7,599	5.500	11/01/35	8,538
39,510	5.000	12/01/35	43,765
105,952	5.500	01/01/36	118,852
301	5.500	02/01/36	337
2,566	6.000	06/01/36	2,910
73,862	5.000	02/01/37	80,640
6,130	5.000	03/01/38	6,693
150,751	5.500	03/01/38	168,305
55,951	5.500	04/01/38	62,466
10,344	5.500	11/01/38	11,711
14,764	5.500	12/01/38	16,365
634,526	7.000	02/01/39	734,948
4,477	5.500	03/01/39	5,001
265,927	5.000	07/01/39	291,075
6,814	5.500	10/01/39	7,609
14,099	5.500	03/01/40	15,821
32,372	5.500	06/01/40	36,152
14,467	5.000	08/01/40	15,835
1,173,965	5.500	08/01/40	1,296,843
4,333	4.500	11/01/40	4,676
11,260	5.000	04/01/41	12,374
12,750	5.000	06/01/41	13,975
570,243	5.000	07/01/41	625,309
25,623	3.000	05/01/42	25,654
306,692	3.500	06/01/42	317,750
25,022	3.000	08/01/42	25,053
28,727	3.000	01/01/43	28,766
97,130	3.000	02/01/43	97,238
5,595,036	3.500	04/01/43	5,767,914

			13,313,131

FNMA – 21.7%
2	8.000	01/01/16	2
10,019	8.000	11/01/16	10,081
24,776	5.000	08/01/17	25,654
2,168,257	2.800	03/01/18	2,210,642
1,865,743	3.740	05/01/18	1,943,366
1,690,000	3.840	05/01/18	1,765,361
11,952	4.500	08/01/18	12,384
120,550	5.000	09/01/18	125,037
645,624	5.000	10/01/18	670,738
4,400,000	4.506	06/01/19	4,591,437
35,280	6.500	08/01/19	40,319
884,168	3.416	10/01/20	933,037
10,669	9.500	10/01/20	10,748
596,026	3.615	12/01/20	631,110
2,202,368	4.380	06/01/21	2,414,149
281,748	5.500	02/01/23	313,699
467,620	5.500	08/01/23	520,650
118,484	6.000	11/01/28	134,914
9,285	6.500	11/01/28	10,283
26,950	5.000	02/01/30	29,642

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$646,299	3.000%	09/01/30	$ 666,428
71,217	7.000	07/01/31	79,228
1,451	5.500	03/01/33	1,626
4,100	6.000	03/01/33	4,689
4,513,167	5.500	04/01/33	5,080,826
2,144	6.000	05/01/33	2,452
5,820	5.000	07/01/33	6,414
998,193	5.500	07/01/33	1,092,200
35,067	5.000	08/01/33	38,584
6,574	5.500	09/01/33	7,368
32,363	5.500	12/01/33	36,277
1,874	6.000	12/01/33	2,129
9,458	5.500	02/01/34	10,602
2,607	5.500	03/01/34	2,924
1,580	5.500	04/01/34	1,784
9,392	5.500	05/01/34	10,542
94	5.500	06/01/34	105
10,776	5.500	08/01/34	12,162
6,324	5.500	09/01/34	7,072
4,988	5.500	10/01/34	5,622
3,513	5.500	11/01/34	3,956
58,473	5.500	12/01/34	65,855
9,532	5.500	04/01/35	10,736
263,482	6.000	04/01/35	301,349
9,356	5.000	05/01/35	10,414
6,541	5.500	05/01/35	7,326
13,337	5.000	07/01/35	14,713
11,089	5.500	07/01/35	12,483
5,909	5.000	08/01/35	6,564
1,075	5.500	08/01/35	1,219
188	6.000	08/01/35	213
10,646	5.500	09/01/35	12,027
103,336	6.000	10/01/35	117,698
53,768	6.000	11/01/35	60,988
5,149	5.500	12/01/35	5,839
206	5.500	02/01/36	231
54,974	6.000	03/01/36	62,502
86,530	6.000	04/01/36	98,362
3,461	4.500	07/01/36	3,762
708	5.500	02/01/37	795
20,471	5.500	04/01/37	23,051
440	5.500	05/01/37	494
540	5.500	06/01/37	607
1,249,850	5.500	08/01/37	1,396,935
302,361	6.000	10/01/37	341,752
300,166	7.500	11/01/37	347,407
314	5.500	12/01/37	352
16,720	5.500	02/01/38	18,690
7,964	5.500	03/01/38	8,936
12,357	6.000	03/01/38	14,016
27,433	5.500	04/01/38	30,863
8,630	5.500	05/01/38	9,709
1,997	5.500	06/01/38	2,240
2,198	5.500	07/01/38	2,466
1,857	5.500	08/01/38	2,083
2,390	5.500	09/01/38	2,683
503	5.500	12/01/38	565
6,816	5.500	02/01/39	7,674
438,188	7.000	03/01/39	507,503
5,187	4.500	04/01/39	5,601
15,568	4.500	05/01/39	17,007
9,097	5.500	06/01/39	10,202
8,821	4.000	08/01/39	9,337
45,515	4.500	08/01/39	49,721

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$93,993	5.000%	09/01/39	$ 103,419
8,293	5.500	11/01/39	9,307
667,149	4.500	12/01/39	728,808
587,726	5.000	07/01/40	649,988
499,785	5.000	03/01/41	550,585
564,393	4.500	05/01/41	610,983
201,688	5.000	07/01/41	222,188
250,193	4.500	08/01/41	271,244
226,167	5.000	10/01/41	249,156
451,123	5.000	04/01/42	496,977
119,801	3.000	05/01/42	120,096
146,921	3.000	06/01/42	147,283
657,271	3.000	08/01/42	659,511
190,810	4.500	08/01/42	208,415
1,904,971	3.000	09/01/42	1,909,726
173,879	3.000	11/01/42	174,545
2,595,079	3.000	12/01/42	2,604,960
920,508	3.000	01/01/43	925,425
141,560	3.000	02/01/43	142,306
1,370,864	3.000	03/01/43	1,376,209
3,547,999	3.000	04/01/43	3,559,084
142,540	3.500	04/01/43	147,169
1,299,099	3.000	05/01/43	1,304,606
157,378	3.000	06/01/43	158,208
1,397,574	3.000	07/01/43	1,405,818
2,434,458	3.500	07/01/43	2,513,505
398,577	3.500	08/01/43	411,518
34,029	3.500	02/01/45	35,139
30,625	3.500	07/01/45	31,624
5,182,812	3.500	09/01/45	5,349,551
6,496,232	3.500	10/01/45	6,705,343
437,639	3.500	11/01/45	451,916
6,000,000	3.500	12/01/45	6,195,754
10,000,000	3.500	TBA-30yr(e)	10,312,696
5,000,000	4.000	TBA-30yr(e)	5,289,844
1,000,000	5.000	TBA-30yr(e)	1,100,625

			84,202,744

GNMA – 20.1%
7	9.000	08/15/16	7
499,186	3.950	07/15/25	535,750
90,366	7.000	12/15/27	100,079
15,359	6.500	08/15/28	17,572
155,440	6.000	01/15/29	177,692
191,784	7.000	10/15/29	224,054
96,169	5.500	11/15/32	108,964
1,153,600	5.500	12/15/32	1,306,422
52,296	5.500	01/15/33	59,525
89,672	5.500	02/15/33	102,067
102,592	5.500	03/15/33	116,774
92,989	5.500	07/15/33	105,012
47,624	5.500	08/15/33	54,207
36,698	5.500	09/15/33	41,771
48,398	5.500	04/15/34	55,013
60,072	5.500	05/15/34	68,282
589,418	5.500	06/15/34	669,977
452,883	5.500	09/15/34	514,781
384,517	5.500	12/15/34	437,071
385,947	5.500	01/15/35	435,250
264,200	5.000	03/15/38	290,827
1,666	5.000	11/15/38	1,835
977,137	4.000	08/20/43	1,038,475
5,877,646	4.000	10/20/43	6,246,606
1,960,786	4.000	02/20/44	2,083,871

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$7,776,443	4.000%	09/20/44	$ 8,264,703
4,634,914	4.000	08/20/45	4,930,208
6,599,811	4.000	09/20/45	7,020,290
4,054,988	4.000	10/20/45	4,317,136
2,534,454	4.000	11/20/45	2,698,147
6,000,000	3.500	TBA-30yr(e)	6,255,000
28,000,000	4.000	TBA-30yr(e)	29,728,126

			78,005,494

TOTAL FEDERAL AGENCIES			$183,823,584

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $217,397,888)			$218,625,628

Agency Debentures – 7.8%
FFCB
$1,500,000	1.460%	11/19/19	$ 1,481,877
FHLB
1,500,000	1.530	11/21/19	1,482,954
2,200,000	1.875	03/13/20	2,188,188
3,700,000	2.125	06/09/23	3,632,471
2,100,000	3.375	09/08/23	2,248,544
300,000	3.375	12/08/23	319,667
FNMA
2,600,000	6.250	05/15/29	3,533,586
4,000,000	6.625	11/15/30	5,672,577
New Valley Generation III
2,430,619	4.929	01/15/21	2,628,714
Small Business Administration
6,898	7.500	04/01/17	7,070
18,467	6.300	05/01/18	19,546
13,637	6.300	06/01/18	14,390
Tennessee Valley Authority
6,500,000	3.875	02/15/21	7,076,604

TOTAL AGENCY DEBENTURES (Cost $30,006,661)			$ 30,306,188

Asset-Backed Securities – 5.6%
Auto Floor Plan ABS(d) – 0.5%
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1
$2,000,000	1.650%	05/15/20	$ 1,978,754

Automobiles(d) – 0.6%
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A
2,150,000	2.630	12/20/21	2,123,003

Student Loan – 4.5%
Access Group, Inc. Series 2005-2, Class A3(a)
1,522,206	0.558	11/22/24	1,509,623
Access Group, Inc. Series 2006-1, Class A2(a)
309,560	0.503	08/25/23	307,354
Alaska State Student Loan Corp. Series 2013, Class A(a)
3,667,819	0.922	08/25/31	3,552,544
Edsouth Indenture No. 9 LLC Series 2015-1, Class A(a)(d)
2,090,449	1.222	10/25/56	2,020,979
Goal Capital Funding Trust Series 2006-1, Class A3(a)
164,809	0.513	11/25/26	163,664
Higher Education Funding I Series 2005-1, Class A4(a)
550,000	0.533	02/25/30	539,512
Nelnet Student Loan Trust Series 2005-4, Class A3(a)
835,448	0.716	06/22/26	823,140
Nelnet Student Loan Trust Series 2013-5A, Class A(a)(d)
458,511	1.052	01/25/37	446,541

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan – (continued)
Scholar Funding Trust Series 2013-A, Class A(a)(d)
$3,056,585	1.072%	01/30/45	$ 2,943,204
SLM Student Loan Trust Series 2003-14, Class A5(a)
412,905	0.550	01/25/23	408,756
SLM Student Loan Trust Series 2006-9, Class A4(a)
136,725	0.390	10/25/22	136,347
SLM Student Loan Trust Series 2008-5, Class A4(a)
2,600,000	2.020	07/25/23	2,610,103
SPS Servicer Advance Receivables Trust Series 2015-T2, Class AT2(d)
1,800,000	2.620	01/15/47	1,797,579
Wachovia Student Loan Trust Series 2005-1, Class A5(a)
315,627	0.450	01/26/26	309,458

			17,568,804

TOTAL ASSET-BACKED SECURITIES (Cost $22,096,826)			$ 21,670,561

Municipal Debt Obligation – 0.6%
New Jersey – 0.6%
New Jersey Economic Development Authority Series A (MBIA)
$2,000,000	7.425%	02/15/29	$ 2,283,460
(Cost $2,000,000)

Government Guarantee Obligations(f) – 2.0%
Hashemite Kingdom of Jordan Government AID Bond
$4,600,000	2.503%	10/30/20	$ 4,695,780
Israel Government AID Bond
1,400,000	5.500	09/18/23	1,689,552
500,000	5.500	12/04/23	604,718
700,000	5.500	04/26/24	848,737

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS (Cost $7,798,524)			$ 7,838,787

U.S. Treasury Obligations – 36.7%
United States Treasury Bonds
$650,000	2.750%	11/15/42	$ 620,139
10,810,000	3.625	08/15/43	12,182,545
7,000,000	3.750	11/15/43	8,067,500
5,500,000	3.625	02/15/44	6,189,700
3,200,000	3.000	11/15/44	3,190,048
1,600,000	3.000	05/15/45	1,593,424
1,000,000	2.875	08/15/45	971,720
United States Treasury Inflation Protected Securities
22,199,792	0.125	04/15/17	22,154,726
21,812,680	0.125	04/15/18	21,778,652
2,311,848	0.125	01/15/22	2,244,666
970,919	0.375	07/15/23	950,132
701,169	0.125	07/15/24	667,099
1,329,348	2.500	01/15/29	1,577,976
385,144	2.125	02/15/40	455,012
867,442	1.375	02/15/44	885,875
United States Treasury Notes
16,060,000	1.750	09/30/19	16,171,296
6,400,000	1.625	12/31/19	6,401,152
400,000	1.625	06/30/20	398,340
6,300,000	2.000	05/31/21	6,343,722
4,700,000	2.000	10/31/21	4,714,100
4,700,000	2.125	12/31/21	4,742,347

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
$2,800,000	1.750%	02/28/22	$ 2,760,856
6,000,000	1.875	05/31/22	5,943,480
600,000	2.125	06/30/22	603,162
1,300,000	2.000	07/31/22	1,296,646
9,800,000	2.250	11/15/24	9,794,708

TOTAL U.S. TREASURY OBLIGATIONS (Cost $139,946,624)			$142,699,023

Shares	Rate	Value
Investment Company(g) – 0.1%
Goldman Sachs Financial Square Government Fund - FST Shares
$ 485,558	0.185%	$ 485,558
(Cost $485,558)

TOTAL INVESTMENTS – 109.0% (Cost $419,732,081)		$423,909,205

LIABILITIES IN EXCESS OF OTHER ASSETS – (9.0)%		(34,874,015)

NET ASSETS – 100.0%		$389,035,190

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2015.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $11,396,991, which represents approximately 2.9% of net assets as of December 31, 2015.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $52,686,291 which represents approximately 13.5% of net assets as of December 31, 2015.

(f)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $7,838,787, which represents approximately 2.0% of net assets as of December 31, 2015.

(g)	Represents an Affiliated Fund.

Investment Abbreviations:
FDIC	— Federal Deposit Insurance Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MBIA	— Insured by Municipal Bond Investors Insurance
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2015, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FNMA	3.000%	TBA - 30yr	01/13/16	$(7,000,000)	$(6,998,359)
FNMA	3.000	TBA - 30yr	02/11/16	(7,000,000)	(6,984,414)

TOTAL (Proceeds Receivable: $13,980,684)					$(13,982,773)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	(23)	March 2016	$(3,649,812)	$(16,252)
2 Year U.S. Treasury Notes	75	March 2016	16,292,578	(26,961)
5 Year U.S Treasury Notes	128	March 2016	15,145,000	13,465
10 Year U.S. Treasury Notes	99	March 2016	12,464,719	8,620
20 Year U.S. Treasury Bonds	(20)	March 2016	(3,075,000)	(136)

TOTAL				$(21,264)

SWAP CONTRACTS — At December 31, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(b)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$13,300	06/24/21	2.923%	3 month LIBOR	$(6,133)	$160,621
	16,500	09/02/22	2.810	3 month LIBOR	35,891	56,461
	3,400	06/24/29	3 month LIBOR	3.218%	13,868	(160,798)
	3,870	09/02/30	3 month LIBOR	3.004	(14,307)	(49,903)

TOTAL					$29,319	$6,381

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2015.

TAX INFORMATION — At December 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$418,169,064

Gross unrealized gain	10,418,213
Gross unrealized loss	(4,678,072)

Net unrealized security gain	$5,740,141

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations(a) – 0.2%
Banks – 0.2%
DnB Boligkreditt AS
$800,000	1.450%	03/21/19	$ 794,471

TOTAL CORPORATE OBLIGATIONS (Cost $799,181)			$ 794,471

Mortgage-Backed Obligations – 41.7%
Collateralized Mortgage Obligations – 29.8%
Interest Only(b) – 0.0%
FNMA REMIC Series 1990-145, Class B
$235	1,004.961%	12/25/20	$ 1,265

Regular Floater(c) – 23.6%
Aire Valley Mortgages PLC Series 2006-1A, Class 1A(a)
2,695,285	0.790	09/20/66	2,575,528
Collateralized Mortgage Securities Corp. Series N, Class 2
14	0.993	08/25/17	14
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(a)
261,305	0.793	02/25/48	260,793
FHLMC REMIC Series 1826, Class F
30,054	0.731	09/15/21	30,115
FHLMC REMIC Series 3208, Class FD
1,921,192	0.731	08/15/36	1,927,440
FHLMC REMIC Series 3208, Class FG
1,869,267	0.731	08/15/36	1,875,347
FHLMC REMIC Series 3307, Class FA
13,573,933	0.761	07/15/34	13,650,130
FHLMC REMIC Series 3371, Class FA
641,557	0.931	09/15/37	648,983
FHLMC REMIC Series 3374, Class FT
571,408	0.631	04/15/37	570,901
FHLMC REMIC Series 3471, Class FB
2,848,091	1.331	08/15/35	2,914,819
FHLMC REMIC Series 3545, Class FA
830,945	1.181	06/15/39	842,212
FHLMC REMIC Series 3588, Class CW
3,079,393	2.645	10/15/37	3,261,664
FHLMC REMIC Series 4039, Class FA
4,436,480	0.831	05/15/42	4,476,696
FHLMC REMIC Series 4057, Class CF
8,417,839	0.781	04/15/39	8,453,751
FHLMC REMIC Series 4272, Class FD
7,761,176	0.681	11/15/43	7,766,175
FHLMC REMIC Series 4316, Class FY
2,504,716	0.731	11/15/39	2,518,514
FHLMC STRIPS Series 237, Class F23
540,540	0.731	05/15/36	542,352
FNMA REMIC Series 1990-145, Class A
95,729	1.251	12/25/20	95,735
FNMA REMIC Series 1997-20, Class F
236,431	0.758	03/25/27	236,730
FNMA REMIC Series 1998-66, Class FC
75,497	0.851	11/17/28	76,004
FNMA REMIC Series 2006-42, Class CF
12,435,053	0.872	06/25/36	12,515,184
FNMA REMIC Series 2006-72, Class XF
1,429,948	0.922	08/25/36	1,435,906
FNMA REMIC Series 2007-33, Class HF
81,628	0.772	04/25/37	81,640

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(c) – (continued)
FNMA REMIC Series 2007-92, Class OF
$607,295	0.992%	09/25/37	$ 612,912
FNMA REMIC Series 2008-22, Class FD
1,013,519	1.262	04/25/48	1,024,131
FNMA REMIC Series 2009-75, Class MF
1,344,411	1.572	09/25/39	1,377,280
FNMA REMIC Series 2010-123, Class FL
3,404,033	0.852	11/25/40	3,417,663
FNMA REMIC Series 2011-110, Class FE
4,630,270	0.822	04/25/41	4,650,756
FNMA REMIC Series 2011-53, Class FT
883,569	1.002	06/25/41	892,700
FNMA REMIC Series 2012-56, Class FG
3,688,035	0.922	03/25/39	3,714,413
FNMA REMIC Series 2014-19, Class FA
2,430,563	0.822	11/25/39	2,443,342
FNMA REMIC Series 2014-19, Class FJ
2,707,755	0.822	11/25/39	2,721,754
GNMA REMIC Series 2010-53, Class FC
1,367,304	1.222	04/20/40	1,396,497
GNMA REMIC Series 2012-12, Class HF
1,666,257	0.802	01/20/42	1,673,890
NCUA Guaranteed Notes Series 2010-A1, Class A
368,451	0.774	12/07/20	369,144
NCUA Guaranteed Notes Series 2011-R1, Class 1A
685,933	0.874	01/08/20	687,701
NCUA Guaranteed Notes Series 2011-R2, Class 1A
2,046,425	1.020	02/06/20	2,048,823
NCUA Guaranteed Notes Series 2011-R3, Class 1A
1,878,244	0.824	03/11/20	1,881,986
NCUA Guaranteed Notes Series 2011-R4, Class 1A
1,568,441	0.842	03/06/20	1,569,544
NCUA Guaranteed Notes Series 2011-R5, Class 1A
692,815	1.000	04/06/20	692,815

			97,931,984

Sequential Fixed Rate – 0.3%
FHLMC REMIC Series 4248, Class LM
1,114,981	6.500	05/15/41	1,295,742
NCUA Guaranteed Notes Series 2010-R1, Class 2A
7,765	1.840	10/07/20	7,765

			1,303,507

Sequential Floating Rate(c) – 5.9%
FHLMC Multifamily Structured Pass Through Certificates, Series KF02, Class A1
2,776,616	0.802	07/25/20	2,778,178
FHLMC Multifamily Structured Pass Through Certificates, Series KF03, Class A
11,981,797	0.762	01/25/21	11,971,164
FHLMC Multifamily Structured Pass Through Certificates, Series KS02, Class A
7,817,512	0.632	08/25/23	7,809,108
FNMA ACES Series 2013-M11, Class FA
950,016	0.752	01/25/18	950,661
FNMA ACES Series 2014-M5, Class FA
405,290	0.568	01/25/17	405,282
Leek Finance PLC Series 2017A, Class A2B(a)
324,708	0.625	12/21/37	345,595

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
Leek Finance PLC Series 2018X, Class A2B
$383,895	0.605%	09/21/38	$ 401,830

			24,661,818

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$123,898,574

Commercial Mortgage-Backed Securities(a)(c) – 2.5%
Sequential Floating Rate – 2.5%
Boca Hotel Portfolio Trust Series 2013-BOCA, Class A
$517,828	1.481%	08/15/26	$ 517,131
Commercial Mortgage Pass Through Certificates Series 2014-KYO, Class A
4,700,000	1.201	06/11/27	4,645,463
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-FBLU, Class A
5,300,000	1.281	12/15/28	5,278,955

			10,441,549

Federal Agencies – 9.4%
Adjustable Rate FHLMC(c) – 2.3%
8,200	1.909	08/01/16	8,208
15,336	2.586	08/01/18	15,564
7,755	2.560	11/01/18	7,855
68,145	2.916	11/01/18	68,507
3,719	2.250	02/01/19	3,760
13,794	1.896	03/01/19	13,901
9,521	2.540	03/01/19	9,667
14,931	2.205	06/01/19	15,100
5,255	2.270	07/01/19	5,312
291,096	2.640	11/01/19	295,915
165,931	6.877	11/01/19	175,629
12,547	2.877	01/01/20	12,724
32,661	1.893	05/01/21	33,090
5,407	1.893	10/01/26	5,476
477,818	3.482	08/01/28	502,111
210,328	2.513	05/01/29	217,718
16,701	4.156	06/01/29	18,027
35,057	1.937	04/01/30	35,984
27,925	4.404	06/01/30	30,142
125,740	2.597	12/01/30	131,049
23,197	2.469	02/01/31	24,239
8,005	2.284	06/01/31	8,419
1,729,403	2.583	05/01/34	1,829,108
1,593,908	2.412	05/01/35	1,683,841
127,627	3.713	05/01/35	133,197
4,278,369	2.500	01/01/38	4,542,744

			9,827,287

Adjustable Rate FNMA(c) – 4.4%
16,028	6.750	04/01/17	15,986
11,112	4.258	08/01/17	11,225
33,276	2.745	09/01/17	33,517
27,395	2.022	03/01/18	27,562
13,971	2.665	03/01/18	14,099
150,073	2.056	07/01/18	151,046
9,865	1.878	10/01/18	9,953
11,926	2.676	10/01/18	12,378
22,607	2.744	10/01/18	22,824
36,810	1.882	01/01/19	37,129
98,556	3.978	04/01/19	101,812
8,041	5.997	04/01/19	8,462
217,059	1.875	05/01/19	219,307
54,349	1.889	05/01/19	55,247
23,353	6.081	07/01/19	24,322

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(c) – (continued)
$87,311	4.290%	08/01/19	$ 90,477
77,276	5.921	05/01/20	80,515
106,869	1.901	06/01/20	107,934
8,718	6.740	02/01/22	9,252
33,461	2.406	05/20/22	33,581
92,165	2.284	02/01/23	94,200
186,137	2.278	01/01/24	191,208
263,999	2.347	03/01/24	271,536
162,820	2.047	06/20/24	163,300
7,014	3.527	08/01/24	7,126
58,078	5.082	01/01/25	61,635
11,319	3.479	06/01/27	11,838
8,277	4.250	12/01/27	8,934
13,676	4.510	01/01/28	14,762
11,366	1.925	06/01/29	11,637
11,213	2.056	06/01/29	11,548
1,671,583	2.517	07/01/33	1,772,690
433,488	2.614	11/01/34	458,461
7,286	3.822	05/01/36	7,695
2,515,548	2.613	03/01/37	2,669,638
556,084	2.575	09/01/37	590,147
3,932,039	2.387	12/01/37	4,165,944
79,021	1.643	06/01/40	80,913
6,530	1.443	02/01/41	6,646
1,419,988	2.519	04/01/44	1,451,163
5,040,752	2.600	09/01/44	5,156,934

			18,274,583

Adjustable Rate GNMA(c) – 0.5%
1,193,242	1.750	04/20/33	1,231,758
244,444	1.750	05/20/33	251,965
461,118	1.875	08/20/34	475,675

			1,959,398

FHLMC – 0.7%
102,732	5.500	01/01/20	108,168
90,060	7.000	04/01/21	96,088
36,605	7.000	08/01/21	39,435
122,133	7.000	05/01/22	134,268
414,756	7.000	06/01/22	452,147
2,793	4.500	05/01/23	2,967
1,020,872	3.500	11/01/45	1,051,958
1,000,000	3.500	12/01/45	1,030,450

			2,915,481

FNMA – 1.5%
2	8.000	01/01/16	2
5,292	7.000	05/01/17	5,484
18,166	5.500	03/01/18	18,884
37,031	5.500	04/01/18	38,444
3,566	5.000	09/01/19	3,752
675	5.000	11/01/19	701
4,457	5.000	01/01/20	4,667
38,611	7.000	07/01/21	41,558
81,505	7.000	11/01/21	89,003
44,504	7.000	12/01/21	45,511
114,891	7.000	01/01/22	121,044
20,543	7.000	02/01/22	22,860
69,103	7.000	01/01/28	76,607
20,740	6.500	04/01/33	24,198
38,775	6.000	05/01/38	43,794
48,915	6.000	11/01/38	55,248

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
	$110,598	6.000%	09/01/39	$ 124,915
	38,630	6.000	10/01/39	43,637
	28,505	6.000	10/01/40	32,195
	40,350	6.000	05/01/41	45,573
	795,446	3.500	11/01/45	821,398
	1,900,000	3.500	12/01/45	1,961,989
	2,500,000	3.500	01/01/46	2,581,564

				6,203,028

GNMA – 0.0%
	35,640	7.000	04/15/26	39,754

TOTAL FEDERAL AGENCIES				$ 39,219,531

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $173,675,666)				$173,559,654

Agency Debenture(c) – 2.4%
FFCB
	$10,100,000	0.480%	05/26/17	$ 10,077,649

TOTAL AGENCY DEBENTURES (Cost $10,097,131)				$ 10,077,649

Asset-Backed Securities(c) – 40.6%
Auto – 0.6%
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class A2
	$2,500,000	0.711%	01/15/18	$ 2,500,034

Collateralized Loan Obligations – 13.4%
Aberdeen Loan Funding Ltd. Series 2008-1A, Class A(a)
	3,057,282	0.950	11/01/18	3,030,943
ACIS CLO Ltd. Series 2013-1A, Class A1(a)
	1,150,000	1.157	04/18/24	1,109,845
ACIS CLO Ltd. Series 2013-2A, Class A(a)
	1,802,833	0.786	10/14/22	1,779,834
Atrium X Series 2010-A, Class A(a)
	2,750,000	1.409	07/16/25	2,682,438
B&M CLO Ltd. Series 2014-1A, Class A1(a)
	750,000	1.689	04/16/26	735,124
Black Diamond CLO Ltd. Series 2006-1A, Class AD(a)
	1,111,404	0.574	04/29/19	1,087,965
Brentwood CLO Corp. Series 2006-1A, Class A1A(a)
	1,208,988	0.570	02/01/22	1,188,549
Brentwood CLO Corp. Series 2006-1A, Class A1B(a)
	958,066	0.570	02/01/22	941,869
Crown Point CLO Ltd. Series 2012-1A, Class A1LA(a)
	535,327	1.083	11/21/22	525,736
Crown Point CLO Ltd. Series 2013-2A, Class A1L(a)
	8,000,000	1.256	12/31/23	7,841,064
Dryden XXVI Senior Loan Fund Series 2013-26A, Class A(a)
	1,800,000	1.389	07/15/25	1,765,424
Goldentree Loan Opportunities III Ltd. Series 2007-3A, Class A1BJ(a)
	4,700,000	0.609	05/01/22	4,583,210
Goldentree Loan Opportunities V Ltd. Series 2007-5A, Class A(a)
	391,326	0.982	10/18/21	389,053
ICG US CLO Ltd. Series 2014-1A, Class A1(a)
	2,100,000	1.437	04/20/26	2,051,400
KKR Financial CLO Ltd. Series 2013-1A, Class A1(a)
	5,250,000	1.439	07/15/25	5,127,523
OCP CLO Ltd. Series 2012-2A, Class A1(a)
	1,050,000	1.149	11/22/23	1,032,179
OCP CLO Ltd. Series 2014-5A, Class A1(a)
	2,350,000	1.295	04/26/26	2,276,074

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(c) – (continued)
Collateralized Loan Obligations – (continued)
OFSI Fund V Ltd. Series 2013-5A, Class A1LA(a)
$1,000,000	1.219%	04/17/25	$ 973,870
OFSI Fund V Ltd. Series 2014-7A, Class A(a)
2,100,000	1.627	10/18/26	2,053,678
OFSI Fund VI Ltd. Series 2014-6A, Class A1(a)
2,250,000	1.319	03/20/25	2,169,648
OZLM Funding III Ltd. Series 2013-3A, Class A1(a)
2,000,000	1.625	01/22/25	1,981,766
Sound Point CLO Vlll Ltd. Series 2015-1A, Class A(a)
5,100,000	1.819	04/15/27	5,022,021
Symphony CLO XI Ltd. Series 2013-11A, Class A(a)
2,000,000	1.589	01/17/25	1,970,998
Trinitas CLO Ltd. Series 2014-1A, Class A1(a)
600,000	1.851	04/15/26	591,079
Westchester CLO Ltd. Series 2007-1X, Class A1A
1,009,865	0.525	08/01/22	996,144
Zais CLO 1 Ltd. Series 2014-1A, Class A1(a)
1,700,000	1.689	04/15/26	1,677,232

			55,584,666

Credit Card – 1.7%
BA Credit Card Trust Series 2007-A11, Class A11
1,667,000	0.401	12/15/19	1,658,362
Bank of America Credit Card Trust Series 2014-A1, Class A
5,650,000	0.711	06/15/21	5,638,026

			7,296,388

Student Loan – 24.9%
Academic Loan Funding Trust Series 2013-1, Class A(a)
3,667,933	1.222	12/26/44	3,561,247
Access Group, Inc. Series 2005-2, Class A3
1,772,121	0.558	11/22/24	1,757,472
Access Group, Inc. Series 2006-1, Class A2
371,472	0.503	08/25/23	368,825
Access Group, Inc. Series 2013-1, Class A(a)
1,881,489	0.922	02/25/36	1,832,249
Access Group, Inc. Series 2015-1, Class A(a)
965,217	1.122	07/25/56	937,074
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A
2,788,243	1.222	02/25/41	2,721,931
Alaska State Student Loan Corp. Series 2013, Class A
2,841,268	1.103	08/25/31	2,751,970
Bank of America Student Loan Trust Series 2010-1A, Class A(a)
2,395,859	1.120	02/25/43	2,363,490
Brazos Higher Education Authority, Inc. Series 2005-1, Class 1A3
604,126	0.713	09/26/22	601,491
Brazos Higher Education Authority, Inc. Series 2005-2, Class A10
857,220	0.723	12/26/19	854,609
Brazos Higher Education Authority, Inc. Series 2006-1, Class A3
1,362,648	0.713	12/26/24	1,342,910
Brazos Higher Education Authority, Inc. Series 2011-1, Class A2
449,083	1.182	02/25/30	448,302
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(a)
3,737,640	1.222	06/25/26	3,695,822
Educational Services of America, Inc. Series 2010-1, Class A1(a)
3,123,778	1.170	07/25/23	3,119,695
Educational Services of America, Inc. Series 2012-1, Class A1(a)
3,968,393	1.572	09/25/40	3,979,499
Educational Services of America, Inc. Series 2014-1, Class A(a)
3,224,624	1.122	02/25/39	3,159,540
GCO Education Loan Funding Trust Series 2005-2, Class A6L
632,602	0.543	05/27/24	629,782
GCO Education Loan Funding Trust Series 2006-1, Class A8L
2,410,230	0.523	05/25/25	2,368,392

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(c) – (continued)
Student Loan – (continued)
Goal Capital Funding Trust Series 2006-1, Class A3
$188,353	0.513%	11/25/26	$ 187,044
Goal Capital Funding Trust Series 2007-1, Class A3
884,467	0.693	09/25/28	876,011
Goal Capital Funding Trust Series 2010-1, Class A(a)
85,681	1.093	08/25/48	83,369
Higher Education Funding I Series 2005-1, Class A4
650,000	0.533	02/25/30	637,605
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1
6,652,725	0.994	12/01/31	6,457,667
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
2,154,266	1.343	02/25/42	2,166,800
Massachusetts Educational Financing Authority Series 2008-1, Class A1
894,275	1.270	04/25/38	897,930
Missouri Higher Education Loan Authority Series 2010-2, Class A1
3,930,164	1.243	08/27/29	3,893,302
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2
4,380,906	1.402	05/20/30	4,406,166
Nelnet Student Loan Trust Series 2005-4, Class A3
974,690	0.716	06/22/26	960,330
Nelnet Student Loan Trust Series 2006-2, Class A5
3,950,000	0.420	01/25/30	3,872,810
Nelnet Student Loan Trust Series 2013-5A, Class A(a)
917,022	1.052	01/25/37	893,082
Northstar Education Finance, Inc. Series 2012-1, Class A(a)
1,139,386	1.122	12/26/31	1,108,610
Rhode Island Student Loan Authority Series 2012-1, Class A1
3,184,302	1.144	07/01/31	3,138,005
Rhode Island Student Loan Authority Series 2014-1, Class A1
796,913	0.944	10/02/28	780,409
Scholar Funding Trust Series 2010-A, Class A(a)
947,056	1.073	10/28/41	924,197
Scholar Funding Trust Series 2012-B, Class A1(a)
1,902,665	0.822	10/28/25	1,898,736
Scholar Funding Trust Series 2013-A, Class A(a)
4,074,605	1.072	01/30/45	3,923,462
SLC Student Loan Center Series 2011-1, Class A(a)
1,807,337	1.642	10/25/27	1,810,912
SLC Student Loan Trust Series 2010-1, Class A
1,137,633	1.268	11/25/42	1,127,394
SLM Student Loan Trust Series 2003-12, Class A5(a)
2,060,899	0.792	09/15/22	2,047,798
SLM Student Loan Trust Series 2003-14, Class A5
478,101	0.550	01/25/23	473,297
SLM Student Loan Trust Series 2004-1, Class A3
2,203,808	0.530	04/25/23	2,178,957
SLM Student Loan Trust Series 2004-8A, Class A5(a)
2,209,490	0.820	04/25/24	2,186,138
SLM Student Loan Trust Series 2005-9, Class A6
3,100,000	0.870	10/26/26	3,078,767
SLM Student Loan Trust Series 2006-2, Class A5
2,096,337	0.430	07/25/25	2,066,916
SLM Student Loan Trust Series 2006-4, Class A5
2,499,659	0.420	10/27/25	2,480,197
SLM Student Loan Trust Series 2006-8, Class A4
111,092	0.400	10/25/21	110,820
SLM Student Loan Trust Series 2006-9, Class A4
166,023	0.390	10/25/22	165,564

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(c) – (continued)
Student Loan – (continued)
SLM Student Loan Trust Series 2008-2, Class A3
$878,598	1.070%	04/25/23	$ 846,306
SLM Student Loan Trust Series 2008-5, Class A4
850,000	2.020	07/25/23	853,303
SLM Student Loan Trust Series 2012-3, Class A
1,529,276	1.072	12/26/25	1,476,148
SLM Student Loan Trust Series 2012-6, Class A2
323,451	0.702	09/25/19	322,354
SLM Student Loan Trust Series 2013-3, Class A2
544,489	0.722	05/26/20	541,781
SLM Student Loan Trust Series 2014-1, Class A2
750,000	0.802	07/26/21	746,226
Utah State Board of Regents Series 2012-1, Class A
3,189,026	1.172	12/26/31	3,126,362
Utah State Board of Regents Series 2015-1, Class A
4,175,146	1.022	02/25/43	4,064,650
Wachovia Student Loan Trust Series 2005-1, Class A5
350,697	0.450	01/26/26	343,842

			103,647,567

TOTAL ASSET-BACKED SECURITIES (Cost $170,366,534)			$169,028,655

Government Guarantee Obligation(d) – 1.0%
Hashemite Kingdom of Jordan Government AID Bond
$4,000,000	2.503%	10/30/20	$ 4,083,287
(Cost $4,000,000)

U.S. Treasury Obligations – 8.2%
United States Treasury Bond(e)
$700,000	3.750%	11/15/43	$ 806,750
United States Treasury Floating Rate Note(c)
6,500,000	0.428	10/31/17	6,494,345
United States Treasury Inflation Protected Securities
15,340,894	0.125	04/15/17	15,309,752
6,276,290	0.125	04/15/18	6,266,499
3,993,192	0.125	01/15/22	3,877,150
766,515	0.375	07/15/23	750,104
385,144	2.125	02/15/40	455,012

TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,948,675)			$ 33,959,612

Shares	Rate	Value
Investment Company(f) – 5.4%
Goldman Sachs Financial Square Government Fund - FST Shares
22,374,736	0.185%	$ 22,374,736
(Cost $22,374,736)

TOTAL INVESTMENTS – 99.5% (Cost $415,261,923)		$413,878,064

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		2,116,457

NET ASSETS – 100.0%		$415,994,521

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $106,531,378, which represents approximately 25.6% of net assets as of December 31, 2015.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2015.

(d)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $4,083,287, which represents approximately 1.0% of net assets as of December 31, 2015.

(e)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(f)	Represents an Affiliated Fund.

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
CLO	— Collateralized Loan Obligation
FDIC	— Federal Deposit Insurance Corp.
FFCB	— Federal Farm Credit Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2015, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FHLMC	3.500%	TBA - 30yr	1/13/16	$(2,000,000)	$(2,058,594)
FNMA	3.500	TBA - 30yr	1/13/16	(5,000,000)	(5,157,422)

TOTAL (Proceeds Receivable: $7,223,125)					$(7,216,016)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	41	March 2016	$6,506,188	$(8,126)
2 Year U.S. Treasury Notes	(8)	March 2016	(1,737,875)	(264)
5 Year U.S. Treasury Notes	(141)	March 2016	(16,683,164)	30,265
10 Year U.S Treasury Notes	(30)	March 2016	(3,777,188)	10,842
20 Year U.S. Treasury Bonds	(50)	March 2016	(7,687,500)	32,902

TOTAL				$65,619

SWAP CONTRACTS — At December 31, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(b)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$29,600	06/24/21	2.923%	3 month LIBOR	$(10,128)	$353,950
	43,930	09/02/22	2.810	3 month LIBOR	69,007	176,873
	7,600	06/24/29	3 month LIBOR	3.218%	25,979	(354,411)
	10,300	09/02/30	3 month LIBOR	3.004	(19,801)	(151,094)

TOTAL					$65,057	$25,318

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2015.

TAX INFORMATION — At December 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$415,313,236

Gross unrealized gain	3,385,439
Gross unrealized loss	(4,820,611)

Net unrealized security loss	$(1,435,172)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 98.8%
United States Treasury Inflation Protected Securities
$25,445,988	0.125%	04/15/17	$ 25,394,333
16,462,400	0.125	04/15/18	16,436,719
4,973,647	0.125	04/15/19	4,946,441
3,162,711	1.250	07/15/20	3,292,192
20,788,819	0.625	07/15/21	20,948,061
11,243,988	0.125	01/15/22	10,917,238
7,006,788	0.125	01/15/23	6,727,638
15,330,300	0.375	07/15/23	15,002,078
21,235,404	0.125 (a)	07/15/24	20,203,576
1,661,685	2.500	01/15/29	1,972,470
20,577,667	2.125	02/15/40	24,310,661
4,194,337	1.375	02/15/44	4,283,467

TOTAL U.S. TREASURY OBLIGATIONS (Cost $156,285,601)			$154,434,874

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $156,285,601)			$154,434,874

Short-term Investment(b) – 1.1%
Repurchase Agreement – 1.1%
Joint Repurchase Agreement Account II
$1,700,000	0.322%	1,700,000	$ 1,700,000
(Cost $1,700,000)

TOTAL INVESTMENTS – 99.9% (Cost $157,985,601)			$156,134,874

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			140,904

NET ASSETS – 100.0%			$156,275,778

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Joint repurchase agreement was entered into on December 31, 2015. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(5)	June 2016	$(1,238,750)	$2,675
Eurodollars	(6)	September 2016	(1,484,025)	(3,389)
Eurodollars	(6)	December 2016	(1,481,550)	1,983
Eurodollars	3	December 2017	736,688	(2,482)
Eurodollars	3	March 2018	736,013	(2,332)
Eurodollars	3	June 2018	735,375	(2,144)
Eurodollars	4	September 2018	979,700	441
Ultra Long U.S. Treasury Bonds	13	March 2016	2,062,937	(4,548)
2 Year U.S. Treasury Notes	(4)	March 2016	(868,938)	1,056
5 Year U.S Treasury Notes	50	March 2016	5,916,016	(8,021)
10 Year U.S. Treasury Notes	106	March 2016	13,346,062	(36,433)
20 Year U.S. Treasury Bonds	(53)	March 2016	(8,148,750)	22,378

TOTAL				$(30,816)

SWAP CONTRACTS — At December 31, 2015, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
Counterparty	Notional Amount (000s)	Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Barclays Bank PLC	$34,000	08/17/17	3 month LIBOR	1.065%	$(9,290)

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$23,910	06/24/21	2.923%	3 month LIBOR	$50,094	$227,635
	34,520	09/02/22	2.810	3 month LIBOR	49,472	143,740
	6,000	06/24/29	3 month LIBOR	3.218%	(28,409)	(230,880)
	8,150	09/02/30	3 month LIBOR	3.005	(6,797)	(128,426)

TOTAL					$64,360	$12,069

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2015.

TAX INFORMATION — At December 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$160,738,352

Gross unrealized gain	29,084
Gross unrealized loss	(4,632,562)

Net unrealized security loss	$(4,603,478)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LIMITED MATURITY OBLIGATIONS FUND

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 59.0%
Banks – 51.7%
Australia & New Zealand Banking Group Ltd.(a)
$300,000	0.762%		06/13/17	$ 299,248
Bank of America NA(a)
250,000	0.832		11/14/16	249,859
Bank of Montreal(a)
300,000	0.919		04/09/18	300,326
Commonwealth Bank of Australia(a)(b)
400,000	1.070		09/20/16	400,490
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA(a)
420,000	1.013		03/18/16	419,941
Credit Suisse New York(a)
160,000	1.014		01/29/18	159,476
HSBC Bank PLC(a)(b)
500,000	1.002		05/15/18	498,078
JPMorgan Chase & Co.(a)
400,000	0.882		02/15/17	399,738
Macquarie Bank Ltd.(a)
480,000	0.962	(b)	06/15/16	479,647
200,000	1.384		03/24/17	199,931
Mizuho Bank Ltd.(a)(b)
400,000	0.747		04/16/17	398,743
National Australia Bank(a)
500,000	0.956		07/23/18	500,309
Royal Bank of Canada(a)
400,000	0.937		09/09/16	400,311
Sumitomo Mitsui Banking Corp.
250,000	0.900		01/18/16	250,000
Svenska Handelsbanken AB(a)
400,000	1.063		09/23/16	400,106
The Bank of Nova Scotia(a)
310,000	0.841		07/15/16	310,324
The Bank of Tokyo-Mitsubishi UFJ Ltd.(a)(b)
200,000	0.857		02/26/16	199,977
500,000	1.522		09/14/18	501,318
The Toronto-Dominion Bank(a)
400,000	0.937		09/09/16	400,368
UBS AG/Stamford CT(a)
500,000	0.974		06/01/17	498,983
Wells Fargo & Co.(a)
400,000	0.716		06/02/17	398,366
Westpac Banking Corp.(a)
118,000	1.062		07/30/18	117,794

				7,783,333

Health Care – 1.3%
McLaren Health Care Corp.
200,000	1.040		05/15/16	199,743

Noncaptive - Financial(a) – 3.6%
General Electric Capital Corp.
547,000	0.518		01/08/16	546,997

Technology(a) – 2.4%
QUALCOMM, Inc.
365,000	0.640		05/18/18	361,788

TOTAL CORPORATE OBLIGATIONS (Cost $8,896,959)				$ 8,891,861

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – 16.7%
California – 7.9%
California Statewide Communities Development Authority (Sifma - Kaiser Permanente) Series 2012 B(a)
$350,000	0.960%	04/01/52	$ 350,787
Los Angeles California Department of Airports RB Build America Bonds Direct Payment to Issuer Series 2009 C
450,000	5.175	05/15/17	462,334
University of California RB (Floating Rate Notes) Series 2011 Y-2(a)
175,000	0.744	07/01/41	174,948
University of California RB (Taxable Floating Rate Notes) Series 2011 Y-1(a)
200,000	0.744	07/01/41	199,940

			1,188,009

Colorado – 0.7%
University of Colorado Enterprise RB Build America Subseries 2010 A-2
105,000	2.672	06/01/16	105,767

Florida(a)(b) – 2.1%
Puttable Floating Option Taxable Notes RB Series 2014 TNP-1011
320,000	0.000	12/01/23	320,000

Illinois – 1.7%
Illinois State GO Bonds (Taxable) Series 2011
250,000	4.961	03/01/16	251,547

Massachusetts(a) – 0.6%
Massachusetts State GO Consolidated Loan Series 2012 D
90,000	0.440	01/01/18	90,062

New Jersey – 0.9%
New Jersey State Turnpike Authority RB Unrefunded Balance Taxable Series 2003 B
135,000	4.252	01/01/16	135,014

New York(a) – 2.8%
New York GO Bonds (Taxable) Series 2003 F
300,000	1.021	01/15/16	300,018

New York State Local Government Assistance Corp. RB Refunding Sub-Lien (AGM) Series 2003 A-10 V
125,000	0.525	04/01/17	123,129

			423,147

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $2,515,528)			$ 2,513,546

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $11,412,487)			$11,405,407

GOLDMAN SACHS LIMITED MATURITY OBLIGATIONS FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 24.1%
Commercial Paper – 1.9%
Electricite De France SA
$300,000	1.557%	01/09/17	$ 295,294

Repurchase Agreement – 22.2%
Citigroup Global Markets, Inc.
490,000	1.245	03/29/16	490,000
Maturity Value: $493,084
Settlement Date: 09/29/2015
Collateralized by Hometown Commercial Mortgage, 6.057% due 06/11/2039. The market value of the collateral, including accrued interest, was $588,000.

Merrill Lynch Tri Party
450,000	0.650	01/04/16	450,000
Maturity Value: $450,033
Settlement Date: 12/31/2015

Collateralized by various mortgage obligations, 2.672% to 6.106%, due 01/15/28 to 06/15/49, and by various asset-backed securities, 0.677% to 8.060%, due 09/01/29 to 05/25/55. The aggregate market value of the collateral, including accrued interest, was $550,803.

Joint Repurchase Agreement Account II(c)
2,400,000	0.322	01/04/16	2,400,000

			3,340,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,635,294)			$ 3,635,294

TOTAL INVESTMENTS – 99.8% (Cost $15,047,781)			$15,040,701

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			30,347

NET ASSETS – 100.0%			$15,071,048

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2015.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,798,253, which represents approximately 18.6% of net assets as of December 31, 2015.

(c)	Joint repurchase agreement was entered into on December 31, 2015. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
AGM	— Assured Guaranteed Municipal Corp
GO	— General Obligation
PLC	— Public Limited Company
RB	— Revenue Bond

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LIMITED MATURITY OBLIGATIONS FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At December 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$15,047,781

Gross unrealized gain	3,351
Gross unrealized loss	(10,431)

Net unrealized security loss	$(7,080)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 37.3%
Collateralized Mortgage Obligations – 7.7%
Interest Only – 0.0%
FHLMC REMIC Series 1161, Class U
$208	1,172.807%	11/15/21	$ 3,867

Inverse Floaters(a) – 0.0%
FNMA REMIC Series 1990-134, Class SC
7,760	20.968	11/25/20	9,956

Regular Floater(a) – 4.0%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(b)
3,571,173	0.793	02/25/48	3,564,172
FNMA REMIC Series 1988-12, Class B
11,451	0.000	02/25/18	11,333
FNMA REMIC Series 2007-33, Class HF
702,495	0.772	04/25/37	702,600
NCUA Guaranteed Notes Series 2010-A1, Class A
2,272,112	0.774	12/07/20	2,276,390
NCUA Guaranteed Notes Series 2010-R2, Class 1A
4,569,951	0.794	11/06/17	4,574,949
NCUA Guaranteed Notes Series 2011-R1, Class 1A
4,017,607	0.874	01/08/20	4,027,965
NCUA Guaranteed Notes Series 2011-R2, Class 1A
13,711,049	1.020	02/06/20	13,727,117
NCUA Guaranteed Notes Series 2011-R3, Class 1A
12,730,319	0.824	03/11/20	12,755,681
NCUA Guaranteed Notes Series 2011-R4, Class 1A
10,551,331	0.842	03/06/20	10,558,749
NCUA Guaranteed Notes Series 2011-R5, Class 1A
4,318,845	1.000	04/06/20	4,318,845

			56,517,801

Sequential Fixed Rate – 3.4%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A(b)
6,140,762	3.250	04/25/38	6,271,571
FHLMC REMIC Series 108, Class G
43,015	8.500	12/15/20	45,178
FHLMC REMIC Series 1980, Class Z
495,594	7.000	07/15/27	559,248
FHLMC REMIC Series 2019, Class Z
499,396	6.500	12/15/27	556,669
FHLMC REMIC Series 2755, Class ZA
1,081,760	5.000	02/15/34	1,174,241
FHLMC REMIC Series 3530, Class DB
7,480,363	4.000	05/15/24	7,832,149
FHLMC REMIC Series 4273, Class PD
2,090,225	6.500	11/15/43	2,391,554
FNMA REMIC Series 1989-66, Class J
93,663	7.000	09/25/19	98,285
FNMA REMIC Series 1990-16, Class E
82,567	9.000	03/25/20	91,396
FNMA REMIC Series 2012-111, Class B
926,196	7.000	10/25/42	1,052,125

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
FNMA REMIC Series 2012-153, Class B
$3,113,645	7.000%	07/25/42	$ 3,612,893
FNMA REMIC Series 2015-30, Class EA
12,138,447	3.000	05/25/45	12,405,618
NCUA Guaranteed Notes Series 2010-R1, Class 2A
46,591	1.840	10/07/20	46,591
NCUA Guaranteed Notes Series A4
11,000,000	3.000	06/12/19	11,466,631

			47,604,149

Sequential Floating Rate(a) – 0.3%
FHLMC REMIC Series 4273, Class PS
2,719,973	5.770	11/15/43	443,892
FNMA REMIC Series 1988-12, Class A
22,291	3.937	02/25/18	22,607
NCUA Guaranteed Notes Series 2010-R1, Class 1A
3,440,570	0.874	10/07/20	3,452,128

			3,918,627

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 108,054,400

Commercial Mortgage-Backed Securities(a) – 5.4%
Sequential Floating Rate – 5.4%
FHLMC Multifamily Structured Pass Through Certificates, Series KF02, Class A1
$13,108,830	0.802%	07/25/20	$ 13,116,205
FHLMC Multifamily Structured Pass Through Certificates, Series KF03, Class A
9,142,180	0.762	01/25/21	9,134,068
FHLMC Multifamily Structured Pass Through Certificates, Series KP02, Class A2
21,500,000	2.355	04/25/21	21,530,121
FNMA ACES Series 2014-M1, Class ASQ2
30,360,710	2.323	11/25/18	30,808,782
FNMA ACES Series 2014-M5, Class FA
1,303,977	0.568	01/25/17	1,303,952

			75,893,128

Federal Agencies – 24.2%
Adjustable Rate FHLMC(a) – 1.8%
23,684	2.365	05/01/18	23,714
23,810	2.944	10/01/25	24,014
549,930	2.544	11/01/34	581,761
2,311,623	2.470	06/01/35	2,452,599
207,947	2.942	05/01/36	220,685
82,632	2.250	10/01/36	86,771
110,057	2.540	11/01/36	116,799
1,497,405	2.879	01/01/42	1,545,349
4,128,479	2.576	03/01/42	4,258,002
1,295,332	2.547	06/01/42	1,340,697
13,651,361	2.595	11/01/44	13,912,160

			24,562,551

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – 2.7%
$14,796	2.693%	02/01/18	$ 14,900
31,611	2.110	06/01/18	32,087
38,325	5.921	05/01/20	39,931
18,631	3.119	01/01/23	18,775
95,341	3.137	02/01/27	96,842
782,350	2.418	08/01/29	791,629
85,939	2.505	07/01/32	90,778
88,942	2.174	01/01/33	92,302
1,580,968	2.550	05/01/33	1,671,377
276,187	2.750	08/01/33	293,105
1,127,494	4.614	08/01/33	1,216,994
1,088,528	2.449	02/01/34	1,155,205
708,414	2.360	05/01/34	747,638
466,402	2.445	05/01/34	491,656
695,673	2.470	06/01/34	737,450
534,826	2.406	10/01/34	562,422
419,116	2.531	10/01/34	441,261
116,635	2.123	02/01/35	122,113
1,060,667	2.131	02/01/35	1,111,219
316,660	2.285	03/01/35	333,743
938,873	2.345	03/01/35	992,386
1,455,421	1.944	04/01/35	1,513,395
2,478,663	2.034	04/01/35	2,585,813
435,698	2.470	04/01/35	460,363
505,112	2.058	05/01/35	527,537
321,780	2.210	05/01/35	337,272
1,892,996	2.473	08/01/35	2,008,909
669,469	2.369	10/01/35	706,809
1,402,166	2.331	03/01/36	1,482,737
511,197	2.447	04/01/36	536,238
1,264,725	2.566	04/01/36	1,342,196
2,043,906	2.645	06/01/36	2,169,106
1,208,128	2.661	06/01/36	1,275,392
1,539,188	2.562	07/01/36	1,620,651
2,863,477	2.506	09/01/36	3,033,364
381,693	2.810	11/01/36	405,074
2,003,704	2.535	07/01/37	2,126,440
3,860,849	2.748	06/01/42	4,004,470
68,379	2.558	12/01/46	72,568

			37,262,147

Adjustable Rate GNMA(a) – 0.4%
307,704	1.750	05/20/34	317,380
674,003	1.875	07/20/34	696,398
403,734	1.875	08/20/34	416,479
3,302,847	1.875	09/20/34	3,410,694
416,381	1.625	10/20/34	430,543
543,702	1.625	12/20/34	561,307

			5,832,801

FHLMC – 0.3%
382	7.000	03/01/16	382
508,514	5.500	01/01/20	535,418
169,151	7.000	04/01/22	181,998
2,793	4.500	05/01/23	2,968
13,501	7.500	01/01/31	14,671
2,566	6.000	06/01/36	2,910
2,879,774	7.000	02/01/39	3,335,536

			4,073,883

FNMA – 18.6%
1,329	5.500	01/01/18	1,378
7,046,835	2.800	03/01/18	7,184,587
58,802,989	3.743	06/01/18	61,171,791
79,174	5.500	07/01/18	82,678
45,169	5.500	08/01/18	46,894
104,699	5.500	09/01/18	109,372

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$15,800,000	2.960%	11/01/18	$ 16,323,429
15,262	5.500	12/01/18	16,009
9,460	5.500	01/01/19	9,916
11,245	5.500	03/01/19	11,808
323,037	6.000	03/01/19	364,537
556	5.500	08/01/19	557
5,155	5.000	09/01/19	5,441
20,000	7.000	11/01/19	20,954
38,846,699	4.317	07/01/21	42,429,732
85,546	6.000	08/01/21	96,537
154,361	5.000	07/01/23	169,779
1,646,967	5.500	09/01/23	1,789,755
425,098	5.500	10/01/23	463,766
171,357	6.000	02/01/24	193,371
3,777	7.000	12/01/24	4,258
92,326	5.000	06/01/25	101,546
1,021,527	6.000	11/01/26	1,152,761
77,587	6.000	01/01/27	87,554
1,027,910	6.000	08/01/27	1,159,964
1,239	7.000	08/01/27	1,441
547,488	6.000	02/01/28	617,823
1,285	7.000	10/01/28	1,405
1,225	7.000	01/01/29	1,422
1,064,988	4.500	09/01/29	1,151,272
389	7.000	11/01/29	392
868	7.000	04/01/31	998
8,437	7.000	05/01/32	9,484
6,771	7.000	06/01/32	7,369
1,138	7.000	08/01/32	1,333
8,577	6.000	09/01/32	9,700
29,327	6.000	03/01/33	33,274
6,241	6.000	04/01/33	7,138
1,755,158	6.500	04/01/33	2,042,671
5,529	6.000	11/01/33	6,324
1,502	7.000	04/01/34	1,774
8,356	6.000	10/01/34	9,552
22,570	6.000	01/01/35	25,800
2,832,430	6.000	04/01/35	3,239,504
54,746	6.000	06/01/35	62,116
184,064	6.000	09/01/35	208,330
311	6.000	11/01/35	352
278,726	6.000	01/01/36	315,473
8,305	6.000	02/01/36	9,441
76,991	6.000	05/01/36	87,184
3,023	6.000	06/01/36	3,438
214,551	6.000	08/01/36	243,012
1,469,419	6.000	09/01/36	1,660,121
414,689	6.000	10/01/36	468,437
831,861	4.500	11/01/36	900,531
10,945	6.000	11/01/36	12,364
681,019	6.000	12/01/36	769,286
572,904	6.000	03/01/37	647,067
28,860	6.000	04/01/37	32,620
119,816	6.000	08/01/37	135,350
249,254	7.500	10/01/37	290,894
212,560	6.000	11/01/37	240,162
82,050	6.000	01/01/38	92,671
547,158	6.000	02/01/38	617,999
136,904	6.000	09/01/38	154,636
92,993	6.000	01/01/39	104,966
259,301	4.500	02/01/39	280,011
1,752,752	7.000	03/01/39	2,030,013
229,634	4.500	04/01/39	247,974
13,352	4.500	08/01/39	14,586
921,430	6.000	07/01/40	1,040,709

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$37,293	4.500%	05/01/41	$ 40,371
68,573	6.000	05/01/41	77,450
1,000,770	4.500	08/01/41	1,084,975
268,625	4.500	10/01/41	290,800
133,360	5.000	02/01/42	147,446
919,470	3.000	12/01/42	923,875
777,074	3.000	01/01/43	781,945
208,350	3.000	04/01/43	209,448
94,660	3.000	05/01/43	94,834
94,000,000	6.000	TBA-30yr(c)	106,234,683

			260,722,620

GNMA – 0.4%
208,898	5.500	07/15/20	219,343
4,596	6.500	01/15/32	5,258
11,045	6.500	02/15/32	12,636
11,059	6.500	08/15/34	12,842
17,039	6.500	05/15/35	19,754
6,347	6.500	06/15/35	7,304
12,711	6.500	07/15/35	14,737
3,347	6.500	08/15/35	3,885
7,333	6.500	09/15/35	8,484
4,940	6.500	10/15/35	5,730
27,970	6.500	11/15/35	32,418
34,033	6.500	12/15/35	39,388
52,454	6.500	01/15/36	60,550
46,287	6.500	02/15/36	53,462
50,100	6.500	03/15/36	57,887
112,238	6.500	04/15/36	129,382
180,099	6.500	05/15/36	208,022
158,908	6.500	06/15/36	183,569
663,520	6.500	07/15/36	769,412
649,098	6.500	08/15/36	750,618
968,377	6.500	09/15/36	1,120,517
412,588	6.500	10/15/36	475,605
511,327	6.500	11/15/36	589,768
197,736	6.500	12/15/36	228,044
96,160	6.500	01/15/37	110,401
41,318	6.500	02/15/37	47,759
21,025	6.500	03/15/37	24,299
60,024	6.500	04/15/37	69,458
43,502	6.500	05/15/37	49,772
24,662	6.500	08/15/37	28,542
163,255	6.500	09/15/37	187,720
159,635	6.500	10/15/37	182,644
86,395	6.500	11/15/37	99,376
4,070	6.500	02/15/38	4,712
36,347	6.500	05/15/38	41,914
1,016	6.500	08/15/38	1,165
116,619	6.000	11/15/38	133,099
34,093	6.500	11/15/38	39,322
11,977	6.500	01/15/39	13,780
25,805	6.500	02/15/39	29,806

			6,072,384

TOTAL FEDERAL AGENCIES			$ 338,526,386

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $521,051,188)			$ 522,473,914

Principal Amount	Interest Rate		Maturity Date	Value
Agency Debentures – 10.1%
FFCB
$5,000,000	0.750%		08/14/17	$ 4,974,465
3,200,000	1.460		11/19/19	3,161,338
FHLB
28,500,000	0.750		02/13/17	28,431,737
22,000,000	1.000		06/09/17	21,977,056
3,200,000	1.530		11/21/19	3,163,635
7,000,000	1.875		03/13/20	6,962,416
1,800,000	5.375		08/15/24	2,200,776
FNMA
39,500,000	0.750		03/14/17	39,389,499
5,200,000	6.250		05/15/29	7,067,171
16,080,000	7.125		01/15/30	23,505,012
Small Business Administration
14,588	7.200		06/01/17	14,967
36,933	6.300		05/01/18	39,092
34,092	6.300		06/01/18	35,976

TOTAL AGENCY DEBENTURES (Cost $141,012,448)				$ 140,923,140

Government Guarantee Obligation(d) – 1.4%
Hashemite Kingdom of Jordan Government AID Bond
$19,300,000	2.503%		10/30/20	$ 19,701,861

U.S. Treasury Obligations – 51.8%
United States Treasury Bonds
$2,100,000	3.625	%(e)	08/15/43	$ 2,366,637
8,600,000	3.750	(e)	11/15/43	9,911,500
800,000	3.625		02/15/44	900,320
15,000,000	3.000		11/15/44	14,953,350
2,900,000	3.000		05/15/45	2,888,081
United States Treasury Inflation Protected Securities
123,303,090	0.125		04/15/17	123,052,785
155,775,460	0.125		04/15/18	155,532,450
16,918,524	0.125		01/15/22	16,426,872
3,556,630	0.375		07/15/23	3,480,482
United States Treasury Notes
111,600,000	0.875		07/15/17	111,413,628
116,200,000	0.625		08/31/17	115,466,782
75,200,000	0.750		02/28/18	74,563,056
60,400,000	1.000		03/15/18	60,203,098
8,900,000	1.750		12/31/20	8,892,702
4,800,000	1.750		02/28/22	4,732,896
1,200,000	2.125		06/30/22	1,206,324
19,800,000	2.125		12/31/22	19,837,225

TOTAL U.S. TREASURY OBLIGATIONS (Cost $726,731,301)				$ 725,828,188

Shares	Rate	Value
Investment Company(f) – 5.6%
Goldman Sachs Financial Square Government Fund - FST Shares
78,332,404	0.185%	$ 78,332,404
(Cost $78,332,404)

TOTAL INVESTMENTS – 106.2% (Cost $1,486,427,341)		$1,487,259,507

LIABILITIES IN EXCESS OF OTHER ASSETS – (6.2)%		(86,968,647)

NET ASSETS – 100.0%		$1,400,290,860

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2015.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $9,835,743, which represents approximately 0.7% of net assets as of December 31, 2015.

(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $106,234,683 which represents approximately 7.6% of net assets as of December 31, 2015.

(d)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $19,701,861, which represents approximately 1.4% of net assets as of December 31, 2015.

(e)	A portion of security is segregated as collateral for initial margin requirements on futures transactions.

(f)	Represents an Affiliated Funds.

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
FDIC	— Federal Deposit Insurance Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

2 Year U.S. Treasury Notes	3,315	March 2016	$720,131,956	$(1,034,783)
5 Year U.S. Treasury Notes	(1,754)	March 2016	(207,533,829)	339,437
10 Year U.S Treasury Notes	(194)	March 2016	(24,425,812)	102,405
20 Year U.S. Treasury Bonds	(399)	March 2016	(61,346,250)	69,631

TOTAL				$(523,310)

SWAP CONTRACTS — At December 31, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$31,000	11/02/16	3 month LIBOR	1.780%	$(227,507)	$(104,368)
	133,200	01/11/18	3 month LIBOR	1.876	400	(2,563,447)
	64,200	06/24/21	2.923%	3 month LIBOR	(34,871)	780,592
	92,170	09/02/22	2.810	3 month LIBOR	142,399	373,485
	16,100	06/24/29	3 month LIBOR	3.218	54,353	(750,111)
	21,610	09/02/30	3 month LIBOR	3.004	(43,875)	(314,672)

TOTAL					$(109,101)	$(2,578,521)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2015.

TAX INFORMATION — At December 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,551,405,959

Gross unrealized gain	13,774,808
Gross unrealized loss	(77,921,260)

Net unrealized security loss	$(64,146,452)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 57.5%
Automotive – 4.4%
Daimler Finance North America LLC(a)
$1,500,000	2.450%	05/18/20	$ 1,471,200
Ford Motor Credit Co. LLC
5,575,000	8.125	01/15/20	6,561,040
General Motors Financial Co., Inc.
3,500,000	4.750	08/15/17	3,616,864
Schaeffler Holding Finance BV(a)(b)(c)
4,045,000	6.875	08/15/18	4,171,406

			15,820,510

Banks – 19.4%
ABN AMRO Bank NV(a)
2,350,000	1.800	06/04/18	2,337,554
Ally Financial, Inc.
800,000	6.250	12/01/17	839,000
American Express Co.(b)(d)
2,300,000	6.800	09/01/66	2,311,500
American Express Credit Corp.(b)
1,650,000	1.800	07/31/18	1,644,022
Banco Bilbao Vizcaya Argentaria SA
1,025,000	3.000	10/20/20	1,018,144
Banco de Bogota SA(a)
200,000	5.000	01/15/17	201,500
Banco del Estado de Chile(a)
170,000	2.000	11/09/17	168,513
Bank of America Corp.
5,375,000	6.000	09/01/17	5,718,016
3,350,000	2.600	01/15/19	3,361,626
1,200,000	2.650	04/01/19	1,202,929
Bank of America NA
2,700,000	1.750	06/05/18	2,685,057
BNP Paribas SA
550,000	2.375	05/21/20	544,428
Capital One Bank USA NA(b)
800,000	2.250	02/13/19	794,016
Citigroup, Inc.
1,500,000	1.800	02/05/18	1,491,900
525,000	6.125	05/15/18	571,793
325,000	2.150	07/30/18	324,475
50,000	2.500	09/26/18	50,310
950,000	2.050	12/07/18	944,779
1,325,000	2.500	07/29/19	1,323,610
2,650,000	2.650	10/26/20	2,629,711
Commonwealth Bank of Australia
525,000	1.900	09/18/17	527,008
2,100,000	1.625	03/12/18	2,091,003
Compass Bank(b)
775,000	2.750	09/29/19	762,749
Credit Suisse AG
725,000	1.750	01/29/18	719,507
Credit Suisse Group Funding Guernsey Ltd.(a)
1,425,000	2.750	03/26/20	1,411,420
Discover Bank(b)
1,150,000	2.600	11/13/18	1,151,631
HBOS PLC(a)
1,325,000	6.750	05/21/18	1,443,886
ING Bank NV(a)
1,525,000	1.800	03/16/18	1,521,139
Intesa Sanpaolo SpA
2,550,000	3.875	01/16/18	2,620,659

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co.
$3,200,000	6.400%		10/02/17	$ 3,439,354
650,000	1.700	(b)	03/01/18	645,956
1,825,000	2.250	(b)	01/23/20	1,802,563
KBC Bank NV(b)(d)
400,000	8.000		01/25/23	435,520
Lloyds Bank PLC
600,000	1.750		03/16/18	597,742
1,000,000	2.300		11/27/18	1,003,508
Macquarie Bank Ltd.(a)
700,000	1.600		10/27/17	694,894
Morgan Stanley, Inc.
4,100,000	5.950		12/28/17	4,407,807
775,000	2.650		01/27/20	771,713
MUFG Americas Holdings Corp.(b)
625,000	1.625		02/09/18	618,601
Royal Bank of Scotland PLC
1,625,000	6.400		10/21/19	1,803,641
Santander Holdings USA, Inc.(b)
1,675,000	3.450		08/27/18	1,707,070
1,275,000	2.650		04/17/20	1,244,507
Sumitomo Mitsui Banking Corp.
575,000	1.750		01/16/18	571,288
The Bank of Tokyo-Mitsubishi UFJ Ltd.(a)
1,100,000	1.700		03/05/18	1,090,844
700,000	2.150		09/14/18	697,996
Wells Fargo & Co.
600,000	2.150		01/30/20	592,803
Westpac Banking Corp.
4,650,000	1.950		11/23/18	4,636,387

				69,174,079

Chemicals – 0.8%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV(a)(b)
700,000	7.375		05/01/21	735,000
Eastman Chemical Co.(b)
1,250,000	2.700		01/15/20	1,235,801
Ecolab, Inc.
1,000,000	1.550		01/12/18	991,591

				2,962,392

Construction Machinery – 0.7%
Case New Holland, Inc.
1,300,000	7.875		12/01/17	1,378,000
John Deere Capital Corp.
1,200,000	2.300		09/16/19	1,202,081

				2,580,081

Consumer Cyclical Services – 1.2%
First Data Corp.(a)(b)
750,000	6.750		11/01/20	790,312
Iron Mountain, Inc.(a)(b)
800,000	6.000		10/01/20	842,000
Visa, Inc.
1,025,000	1.200		12/14/17	1,024,365
1,775,000	2.200	(b)	12/14/20	1,774,946

				4,431,623

Consumer Products – 0.2%
Kimberly-Clark Corp.
625,000	1.850		03/01/20	615,580

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Diversified Manufacturing(b) – 0.1%
Roper Technologies, Inc.
$225,000	3.000%	12/15/20	$ 224,477

Electric – 1.4%
Calpine Corp.(a)(b)
800,000	7.875	01/15/23	852,000
Commonwealth Edison Co.(b)
300,000	2.150	01/15/19	298,680
Dominion Resources, Inc.
900,000	1.900	06/15/18	890,930
Exelon Corp.(b)
350,000	2.850	06/15/20	348,538
Puget Sound Energy, Inc.(b)(d)
1,000,000	6.974	06/01/67	812,500
Sempra Energy(b)
1,100,000	2.400	03/15/20	1,081,324
The Southern Co.(b)
800,000	2.750	06/15/20	790,048

			5,074,020

Energy – 1.2%
Anadarko Petroleum Corp.
1,425,000	6.375	09/15/17	1,499,866
Devon Energy Corp.(d)
450,000	1.052	12/15/16	445,395
Halliburton Co.(b)
500,000	2.700	11/15/20	492,110
Noble Holding International Ltd.
100,000	2.500	03/15/17	93,500
Petroleos de Venezuela SA
100,000	9.000	11/17/21	40,500
340,000	6.000	05/16/24	125,885
350,000	6.000	11/15/26	129,062
70,000	5.375	04/12/27	25,550
State Oil Company of the Azerbaijan Republic
638,000	5.450	02/09/17	642,785
Transocean, Inc.
835,000	2.500	10/15/17	740,541

			4,235,194

Energy - Exploration & Production(b) – 0.5%
Chesapeake Energy Corp.(a)
1,010,000	8.000	12/15/22	489,850
Marathon Oil Corp.
275,000	2.700	06/01/20	242,678
Whiting Petroleum Corp.
1,255,000	5.000	03/15/19	947,525

			1,680,053

Food & Beverage – 1.5%
Beam Suntory, Inc.
800,000	1.750	06/15/18	783,466
ConAgra Foods, Inc.
325,000	4.950	08/15/20	347,763
Kraft Heinz Foods Co.(a)
1,300,000	2.000	07/02/18	1,292,936
Mead Johnson Nutrition Co.
475,000	3.000	11/15/20	473,905
Pernod-Ricard SA(a)
525,000	2.950	01/15/17	531,566
Sysco Corp.(b)
400,000	2.600	10/01/20	399,986
The J.M. Smucker Co.
800,000	1.750	03/15/18	791,015
550,000	2.500	03/15/20	544,551

			5,165,188

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Gaming – 0.3%
MGM Resorts International
$975,000	8.625%	02/01/19	$ 1,082,250

Health Care Products – 0.4%
Becton Dickinson & Co.
1,100,000	2.675	12/15/19	1,103,052
Thermo Fisher Scientific, Inc.
475,000	2.150	12/14/18	475,343

			1,578,395

Health Care Services – 1.3%
Cardinal Health, Inc.
905,000	4.625	12/15/20	967,912
CHS/Community Health Systems, Inc.(b)
800,000	5.125	08/15/18	802,000
1,100,000	8.000	11/15/19	1,102,750
McKesson Corp.
175,000	1.400	03/15/18	172,839
650,000	2.284	03/15/19	647,666
Providence Health & Services Obligated Group(d)
525,000	1.126	10/01/16	525,469
UnitedHealth Group, Inc.
400,000	1.400	10/15/17	398,367

			4,617,003

Life Insurance – 0.5%
MetLife, Inc.
150,000	1.756	12/15/17	150,079
Reliance Standard Life Global Funding II(a)
1,700,000	2.150	10/15/18	1,689,957

			1,840,036

Media - Cable – 2.7%
CCO Safari II LLC(a)(b)
3,400,000	3.579	07/23/20	3,382,742
Comcast Corp.
600,000	5.700	05/15/18	655,197
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
1,350,000	1.750	01/15/18	1,343,971
725,000	5.875	10/01/19	807,893
Numericable - SFR SAS(a)(b)
1,200,000	4.875	05/15/19	1,188,000
Time Warner Cable, Inc.
1,470,000	5.850	05/01/17	1,535,467
775,000	5.000	02/01/20	818,837

			9,732,107

Media - Non Cable – 0.2%
21st Century Fox America, Inc.
550,000	6.900	03/01/19	623,204

Metals & Mining – 0.9%
Anglo American Capital PLC(a)(d)
700,000	1.271	04/15/16	693,151
Freeport-McMoRan, Inc.
1,325,000	2.375	03/15/18	1,033,500
Glencore Finance Canada Ltd.(a)
1,750,000	2.700	10/25/17	1,601,250

			3,327,901

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Noncaptive - Financial – 0.8%
CIT Group, Inc.
$700,000	5.250%		03/15/18	$ 724,500
International Lease Finance Corp.(a)
750,000	7.125		09/01/18	822,188
Navient LLC
1,150,000	8.450		06/15/18	1,207,500

				2,754,188

Pharmaceuticals – 3.7%
AbbVie, Inc.
4,075,000	1.800		05/14/18	4,052,042
Actavis Funding SCS(b)
2,400,000	3.000		03/12/20	2,402,707
EMD Finance LLC(a)
1,625,000	1.700		03/19/18	1,609,501
Forest Laboratories LLC(a)(b)
2,000,000	4.375		02/01/19	2,095,152
Gilead Sciences, Inc.
1,000,000	1.850		09/04/18	1,002,741
Perrigo Co. PLC
750,000	1.300		11/08/16	744,696
Valeant Pharmaceuticals International, Inc.(a)(b)
1,100,000	6.750		08/15/18	1,094,500

				13,001,339

Pipelines – 3.0%
Columbia Pipeline Group, Inc.(a)
475,000	2.450		06/01/18	468,681
El Paso Natural Gas Co. LLC
325,000	5.950		04/15/17	330,272
Enterprise Products Operating LLC
1,550,000	5.200		09/01/20	1,624,981
1,150,000	8.375	(b)(d)	08/01/66	1,029,250
675,000	7.034	(b)(d)	01/15/68	681,750
Kinder Morgan Energy Partners LP
550,000	2.650		02/01/19	512,022
Kinder Morgan, Inc.
2,250,000	7.000		06/15/17	2,308,147
ONEOK Partners LP(b)
250,000	3.250		02/01/16	250,433
Spectra Energy Partners LP(b)
350,000	2.950		06/15/16	351,266
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(a)(b)
850,000	6.625		10/01/20	756,500
TransCanada PipeLines Ltd.
570,000	1.875		01/12/18	562,716
350,000	6.350	(b)(d)	05/15/67	262,500
Western Gas Partners LP(b)
1,470,000	2.600		08/15/18	1,414,806

				10,553,324

Property/Casualty Insurance(b) – 0.7%
ACE INA Holdings, Inc.
650,000	2.300		11/03/20	643,498
The Chubb Corp.(d)
2,100,000	6.375		03/29/67	1,995,000

				2,638,498

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trust – 3.0%
ARC Properties Operating Partnership LP(b)
$3,475,000	3.000%	02/06/19	$ 3,331,385
DDR Corp.(b)
1,000,000	4.750	04/15/18	1,044,592
HCP, Inc.(b)
600,000	3.750	02/01/19	618,728
Realty Income Corp.(b)
125,000	2.000	01/31/18	124,811
Select Income REIT(b)
1,275,000	3.600	02/01/20	1,282,060
Senior Housing Properties Trust(b)
750,000	3.250	05/01/19	746,447
Ventas Realty LP/Ventas Capital Corp.(b)
900,000	2.000	02/15/18	895,457
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
1,475,000	1.750	09/15/17	1,462,344
Welltower, Inc.(b)
1,225,000	4.125	04/01/19	1,277,836

			10,783,660

Restaurants – 0.2%
Brinker International, Inc.
150,000	2.600	05/15/18	149,060
McDonald’s Corp.
450,000	2.100	12/07/18	450,069
Yum! Brands, Inc.
135,000	6.250	03/15/18	142,273

			741,402

Retailers - Food & Drug – 1.2%
CVS Health Corp.
2,600,000	1.900	07/20/18	2,595,195
Walgreens Boots Alliance, Inc.(b)
1,550,000	2.700	11/18/19	1,533,027

			4,128,222

Technology – 0.5%
CDK Global, Inc.(b)
525,000	3.300	10/15/19	523,719
Fiserv, Inc.(b)
625,000	2.700	06/01/20	618,552
Harris Corp.
550,000	1.999	04/27/18	543,514

			1,685,785

Technology - Hardware – 1.4%
Automatic Data Processing, Inc.(b)
1,050,000	2.250	09/15/20	1,049,959
Intel Corp.
1,550,000	2.450	07/29/20	1,563,363
NXP BV/NXP Funding LLC(a)
750,000	3.750	06/01/18	753,750
QUALCOMM, Inc.
1,450,000	2.250	05/20/20	1,436,170
Tech Data Corp.
75,000	3.750	09/21/17	76,147

			4,879,389

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Tobaccoa – 0.9%
BAT International Finance PLC(a)
	$1,225,000	1.850%	06/15/18	$ 1,224,396
Reynolds American, Inc.
	1,925,000	2.300	06/12/18	1,937,594

				3,161,990

Transportation(a) – 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	1,101,000	3.375	03/15/18	1,118,394

Wireless Telecommunications – 1.4%
America Movil SAB de CV
MXN	2,760,000	6.000	06/09/19	159,698
American Tower Corp.
	$525,000	4.500	01/15/18	547,612
	2,010,000	3.400	02/15/19	2,048,759
Intelsat Jackson Holdings SA(b)
	600,000	7.250	04/01/19	550,500
Sprint Communications, Inc.
	1,400,000	6.000	12/01/16	1,400,000
	175,000	8.375	08/15/17	171,937

				4,878,506

Wirelines Telecommunications – 2.7%
AT&T, Inc.
	725,000	2.300	03/11/19	723,867
	2,225,000	2.450 (b)	06/30/20	2,187,631
Frontier Communications Corp.
	1,325,000	8.250	04/15/17	1,387,937
Telefonica Emisiones SAU
	825,000	3.192	04/27/18	840,135
Verizon Communications, Inc.
	1,975,000	6.350	04/01/19	2,217,380
	1,300,000	2.550	06/17/19	1,310,723
Windstream Services LLC
	800,000	7.875	11/01/17	819,000

				9,486,673

TOTAL CORPORATE OBLIGATIONS (Cost $208,974,931)				$204,575,463

Mortgage-Backed Obligations – 17.6%
Collateralized Mortgage Obligations – 4.3%
Interest Only(e) – 0.4%
FHLMC STRIPS Series 329, Class C1
	$719,354	4.000%	12/15/41	$ 139,647
FNMA REMIC Series 2012-146, Class IO
	5,683,605	3.500	01/25/43	1,182,676
GNMA REMIC Series 2015-95, Class GI
	1,043,842	4.500	07/16/45	232,668

				1,554,991

Inverse Floaters(d) – 0.5%
FHLMC REMIC Series 4320, Class SD
	365,647	5.770	07/15/39	59,257
FNMA REMIC Series 2013-121, Class SA
	683,835	5.678	12/25/43	112,731
FNMA REMIC Series 2013-96, Class SW
	446,636	5.678	09/25/43	72,134
FNMA REMIC Series 2014-19, Class MS
	563,898	6.178	11/25/39	88,130
FNMA REMIC Series 2014-87, Class MS
	210,319	5.828	01/25/45	35,846

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(d) – (continued)
FNMA REMIC Series 2015-20, Class ES
	$940,210	5.728%	04/25/45	$ 212,630
FNMA REMIC Series 2015-79, Class SA
	952,789	5.828	11/25/45	147,852
FNMA REMIC Series 2015-81, Class SA
	3,352,315	5.278	11/25/45	469,840
FNMA REMIC Series 2015-82, Class MS
	648,672	5.278	11/25/45	98,758
GNMA REMIC Series 2010-1, Class SD
	45,169	5.388	01/20/40	6,842
GNMA REMIC Series 2010-31, Class SA
	475,170	5.348	03/20/40	72,794
GNMA REMIC Series 2010-98, Class QS
	297,042	6.198	01/20/40	42,539
GNMA REMIC Series 2011-17, Class SA
	348,863	5.698	09/20/40	52,209
GNMA REMIC Series 2011-61, Class CS
	236,511	6.278	12/20/35	20,919
GNMA REMIC Series 2011-79, Class AS
	100,236	5.708	07/20/37	3,067
GNMA REMIC Series 2013-113, Class SD
	248,804	6.356	08/16/43	47,371
GNMA REMIC Series 2013-134, Class DS
	173,691	5.698	09/20/43	28,230
GNMA REMIC Series 2013-152, Class TS
	572,623	5.698	06/20/43	97,687
GNMA REMIC Series 2014-133, Class BS
	709,113	5.198	09/20/44	102,288
GNMA REMIC Series 2014-41, Class SA
	189,846	5.698	03/20/44	32,189
GNMA REMIC Series 2015-110, Class MS
	256,901	5.308	08/20/45	41,340
GNMA REMIC Series 2015-126, Class HS
	483,800	5.798	09/20/45	88,804

				1,933,457

Sequential Fixed Rate – 0.3%
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A1
	262,582	2.779	09/25/22	269,631
FHLMC Multifamily Structured Pass-Through Certificates Series K501, Class A2
	191,384	1.655	11/25/16	191,813
FHLMC Multifamily Structured Pass-Through Certificates Series K707, Class A2
	100,000	2.220	12/25/18	100,994
FHLMC Multifamily Structured Pass-Through Certificates Series K710, Class A2
	100,000	1.883	05/25/19	99,821
FNMA REMIC Series 2012-111, Class B
	60,734	7.000	10/25/42	68,992
FNMA REMIC Series 2012-153, Class B
	193,394	7.000	07/25/42	224,403

				955,654

Sequential Floating Rate(d) – 3.1%
Aire Valley Mortgages PLC Series 2004-1X, Class 3A2
EUR	1,764,785	0.287	09/20/66	1,869,722
Aire Valley Mortgages PLC Series 2007-1X, Class 2A2
	1,025,036	0.127	09/20/66	1,077,359

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(d) – (continued)
Credit Suisse European Mortgage Capital Ltd. Series 2015-1HWA, Class A(a)
EUR	784,318	2.750%	04/20/20	$ 843,833
Darrowby PLC Series 2012- 1, Class A
GBP	38,801	2.285	02/20/44	57,808
FNMA REMIC Series 2007-33, Class HF
	$42,051	0.772	04/25/37	42,057
Granite Mortgages PLC Series 2003-2, Class 1B
	64,002	1.297	07/20/43	63,982
Granite Mortgages PLC Series 2003-2, Class 3A
GBP	60,252	1.062	07/20/43	88,815
GS Mortgage Securities Trust Series 2007-GG10, Class A4
	$5,375,683	5.988	08/10/45	5,556,203
Leek Finance Number Eighteen PLC Series 2018X, Class A2C
EUR	42,655	0.223	09/21/38	48,590
Leek Finance PLC Series 2017X, Class A2C
	27,059	0.243	12/21/37	31,320
Leek Finance PLC Series 2018X, Class A2B
	$170,620	0.605	09/21/38	178,591
New Residential Mortgage Loan Trust Series 2015-1A, Class A1(a)
	751,932	3.750	04/25/52	769,858
Quadrivio Finance Series 2011-1, Class A1
EUR	140,502	0.481	07/25/60	151,918
Thrones PLC Series 2013-1, Class A
GBP	65,410	2.084	07/20/44	96,460

				10,876,516

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 15,320,618

Federal Agencies – 13.3%
FHLMC – 0.1%
	$244,049	7.000%	02/01/39	$ 282,673

FNMA – 13.2%
	154,418	6.000	04/01/26	174,256
	14,392	6.000	11/01/34	16,452
	823,340	6.000	10/01/35	935,134
	5,755	6.000	11/01/35	6,527
	289,173	6.000	10/01/36	329,567
	187,613	6.000	05/01/38	211,913
	1,275,588	6.000	11/01/38	1,440,404
	630,066	6.000	01/01/39	714,694
	146,063	7.000	03/01/39	169,168
	20,482	3.000	12/01/42	20,555
	33,327	3.000	01/01/43	33,508
	38,000,000	6.000	TBA-30yr(f)	42,945,935

				46,998,113

TOTAL FEDERAL AGENCIES				$ 47,280,786

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $63,205,986)				$ 62,601,404

Asset-Backed Securities – 17.5%
Auto – 1.1%
Ally Auto Receivables Trust Series 2015-SN1, Class A3
	$600,000	1.210%	03/20/17	$ 598,132
Ally Master Owner Trust Series 2012-5, Class A
	350,000	1.540	09/15/19	348,396
Ally Master Owner Trust Series 2015-2, Class A2
	2,050,000	1.830	01/15/21	2,029,459
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class A2(d)
	900,000	0.711	01/15/18	900,012

				3,875,999

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations – 9.0%
Aberdeen Loan Funding Ltd. Series 2008-1A, Class A(a)(d)
$1,076,779	0.950%	11/01/18	$ 1,067,502
ACIS CLO Ltd. Series 2013-1A, Class ACOM(a)(d)
600,000	0.000	04/18/24	576,060
ACIS CLO Ltd. Series 2013-2A, Class A(a)(d)
75,118	0.786	10/14/22	74,160
ACIS CLO Ltd. Series 2013-2A, Class ACOM(a)(d)
648,561	0.000	10/14/22	636,887
ARES XII CLO Ltd. Series 2007-12A, Class A(a)(d)
1,221,219	0.959	11/25/20	1,208,195
B&M CLO Ltd. Series 2014-1A, Class A1(a)(d)
600,000	1.689	04/16/26	588,100
B&M CLO Ltd. Series 2014-1A, Class A2(a)(d)
100,000	2.239	04/16/26	95,315
Black Diamond CLO Ltd. Series 2006-1A, Class AD(a)(d)
358,518	0.574	04/29/19	350,956
Brentwood CLO Corp. Series 2006-1A, Class A1A(a)(d)
387,789	0.570	02/01/22	381,233
Brentwood CLO Corp. Series 2006-1A, Class A1B(a)(d)
707,144	0.570	02/01/22	695,189
Crown Point CLO Ltd. Series 2012-1A, Class A1LA(a)(d)
76,475	1.083	11/21/22	75,105
Crown Point CLO Ltd. Series 2013-2A, Class A1L(a)(d)
2,793,897	1.256	12/31/23	2,738,391
Crown Point CLO Ltd. Series 2013-2A, Class A2L(a)(d)
368,270	2.216	12/31/23	355,430
Crown Point CLO Ltd. Series 2013-2A, Class ACOM(a)(d)
1,200,000	0.000	12/31/23	1,172,863
Flagship CLO VI Series 2007-1A, Class A1A(a)(d)
274,292	0.562	06/10/21	270,708
Franklin CLO VI Ltd. Series 6A, Class A(a)(d)
846,678	0.541	08/09/19	813,424
Goldentree Loan Opportunities III Ltd. Series 2007-3A, Class A1BJ(a)(d)
2,300,000	0.609	05/01/22	2,242,847
Grayson CLO Ltd. Series 2006-1A, Class A1A(a)(d)
121,371	0.545	11/01/21	119,083
Halcyon Loan Advisors Funding Ltd. Series 2015-2A, Class A(a)(d)
1,650,000	1.727	07/25/27	1,617,407
ICG US CLO Ltd. Series 2014-1A, Class ACOM(a)(d)
1,100,000	0.000	04/20/26	1,062,930
Jasper CLO Ltd. Series 2005-1A, Class A(a)(d)
2,942	0.599	08/01/17	2,941
KKR Financial CLO Ltd. Series 2007-1A, Class A(a)(d)
624,228	0.671	05/15/21	619,749
KKR Financial CLO Ltd. Series 2013-1A, Class A1(a)(d)
2,750,000	1.439	07/15/25	2,685,845
Magnetite VIII Ltd. Series 2014-8A, Class A(a)(d)
950,000	1.769	04/15/26	945,342
Magnetite VIII Ltd. Series 2014-8A, Class B(a)(d)
200,000	2.289	04/15/26	197,021
OCP CLO Ltd. Series 2012-2A, Class ACOM(a)(d)
300,000	0.000	11/22/23	294,750
OCP CLO Ltd. Series 2014-5A, Class ACOM(a)(d)
1,150,000	0.000	04/26/26	1,107,105
OFSI Fund V Ltd. Series 2013-5A, Class COMB(a)
300,000	1.592	04/17/25	291,030
OFSI Fund VI Ltd. Series 2014-6A, Class ACOM(a)
1,050,000	0.000	03/20/25	1,005,795
Parallel Ltd. Series 2015-1A, Class A(a)(d)
1,250,000	1.752	07/20/27	1,224,565

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Parallel Ltd. Series 2015-1A, Class B(a)(d)
$250,000	2.352%	07/20/27	$ 239,413
Red River CLO Ltd. Series 1A, Class A(a)(d)
104,309	0.570	07/27/18	103,878
Shackleton CLO Ltd. Series 2014-5A, Class A(a)(d)
1,300,000	1.811	05/07/26	1,285,881
Shackleton CLO Ltd. Series 2014-5A, Class B1(a)(d)
300,000	2.311	05/07/26	291,602
SPS Servicer Advance Receivables Trust Series 2015-T2, Class AT2(a)
1,600,000	2.620	01/15/47	1,597,848
Westchester CLO Ltd. Series 2007-1X, Class A1A(d)
126,233	0.525	08/01/22	124,518
Whitehorse VIII Ltd. Series 2014-1A, Class A(a)(d)
1,250,000	1.800	05/01/26	1,228,720
Whitehorse VIII Ltd. Series 2014-1A, Class B(a)(d)
250,000	2.350	05/01/26	237,501
Z Capital Credit Partners CLO Ltd. Series 2015-1A, Class ACOM(a)(d)
1,800,000	0.000	07/16/27	1,747,620
Zais CLO 1 Ltd. Series 2014-1A, Class ACOM(a)(d)
800,000	1.714	04/15/26	783,360

			32,156,269

Home Equity(a)(d) – 0.1%
Springleaf Mortgage Loan Trust Series 2013-2A, Class A
317,250	1.780	12/25/65	315,673

Student Loan(d) – 7.3%
Access Group, Inc. Series 2006-1, Class A2
247,648	0.503	08/25/23	245,883
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A
808,187	1.222	02/25/41	788,965
Brazos Higher Education Authority, Inc. Series 2005-1, Class 1A3
415,336	0.713	09/26/22	413,525
Educational Services of America, Inc. Series 2012-1, Class A1(a)
104,431	1.572	09/25/40	104,724
Educational Services of America, Inc. Series 2014-1, Class A(a)
1,364,264	1.122	02/25/39	1,336,728
Educational Services of America, Inc. Series 2015-2, Class A(a)
2,000,000	1.360	12/25/56	1,990,466
EFS Volunteer No 3 LLC Series 2012-1, Class A2(a)
500,000	1.422	02/25/25	499,552
Goal Capital Funding Trust Series 2006-1, Class A3
129,493	0.513	11/25/26	128,593
Higher Education Funding I Series 2005-1, Class A4
450,000	0.533	02/25/30	441,419
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1
3,393,336	0.994	12/01/31	3,293,844
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2
3,285,680	1.402	05/20/30	3,304,625
Nelnet Student Loan Trust Series 2005-4, Class A3
661,397	0.716	06/22/26	651,653
Northstar Education Finance, Inc. Series 2012-1, Class A(a)
209,887	1.122	12/26/31	204,218
Pennsylvania Higher Education Assistance Agency Series 12-1A, Class A1(a)
102,801	0.972	05/25/27	103,335
SLC Student Loan Trust Series 2005-3, Class A3
1,400,000	0.632	06/15/29	1,322,435
SLC Student Loan Trust Series 2006-1, Class A4
57,239	0.592	12/15/21	57,024
SLM Student Loan Trust Series 2003-12, Class A5(a)
1,147,104	0.792	09/15/22	1,139,812
SLM Student Loan Trust Series 2003-14, Class A5
325,978	0.550	01/25/23	322,703

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(d) – (continued)
SLM Student Loan Trust Series 2004-1, Class A3
	$1,363,180	0.530%		04/25/23	$ 1,347,808
SLM Student Loan Trust Series 2004-8A, Class A5(a)
	1,472,993	0.820		04/25/24	1,457,425
SLM Student Loan Trust Series 2005-5, Class A4
	1,400,000	0.460		10/25/28	1,311,957
SLM Student Loan Trust Series 2006-2, Class A5
	2,854,587	0.430		07/25/25	2,814,524
SLM Student Loan Trust Series 2006-8, Class A4
	55,546	0.400		10/25/21	55,410
SLM Student Loan Trust Series 2006-9, Class A4
	156,257	0.390		10/25/22	155,825
SLM Student Loan Trust Series 2008-4, Class A4
	500,000	1.970		07/25/22	502,363
SLM Student Loan Trust Series 2012-3, Class A
	1,743,374	1.072		12/26/25	1,682,809
Wachovia Student Loan Trust Series 2005-1, Class A5
	245,488	0.450		01/26/26	240,689

					25,918,314

TOTAL ASSET-BACKED SECURITIES (Cost $62,530,856)					$ 62,266,255

Foreign Debt Obligations – 4.4%
Sovereign – 4.4%
Dominican Republic
	$459,050	9.040%		01/23/18	$ 484,872
	200,000	7.500		05/06/21	214,500
	520,000	5.500	(a)	01/27/25	501,800
	200,000	7.450		04/30/44	201,500
	110,000	6.850		01/27/45	104,225
Hungary Government Bond
	800,000	4.125		02/19/18	831,568
Italy Buoni Poliennali Del Tesoro
EUR	1,163,789	2.350		09/15/19	1,384,518
	590,000	3.750		05/01/21	742,707
Republic of Croatia
	$200,000	6.375		03/24/21	212,100
	200,000	5.500		04/04/23	202,500
Republic of Indonesia
	600,000	6.875	(a)	01/17/18	653,250
	320,000	6.875		01/17/18	348,400
	200,000	5.875		01/15/24	213,750
	210,000	4.125		01/15/25	199,500
	800,000	4.750	(a)	01/08/26	788,000
Republic of Sri Lanka
	382,000	6.125		06/03/25	339,025
Republic of Turkey
	170,000	7.000		09/26/16	175,950
Republic of Venezuela
	210,000	7.750		10/13/19	83,475
	140,000	6.000		12/09/20	52,150
	40,000	12.750		08/23/22	17,900
	140,000	9.000		05/07/23	55,650
	150,000	8.250		10/13/24	57,000
	10,000	7.650		04/21/25	3,700
	50,000	11.750		10/21/26	22,250
	120,000	9.250		09/15/27	49,200
	240,000	9.250		05/07/28	93,600
	100,000	11.950		08/05/31	44,250
	50,000	9.375		01/13/34	19,625
Spain Government Bond(a)
EUR	810,000	5.500		04/30/21	1,095,334

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Spain Government Inflation Linked Bond(a)
EUR	461,191	0.550%		11/30/19	$ 513,880
United Mexican States
MXN	5,617,710	0.000	(g)	01/14/16	325,165
	59,254,960	0.000	(g)	03/10/16	3,414,954
	27,575,720	0.000	(g)	03/17/16	1,586,974
	4,004,132	5.000		06/16/16	233,811
	$390,000	3.625		03/15/22	392,340
	20,000	6.050		01/11/40	21,900
	30,000	4.750		03/08/44	27,330
	50,000	5.550		01/21/45	51,125

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $16,076,904)					$ 15,759,778

Municipal Debt Obligations – 2.5%
Illinois – 1.1%
Illinois State GO Bonds (Taxable) Series 2011
	$3,700,000	5.365%		03/01/17	$ 3,837,381

Massachusetts – 0.5%
Massachusetts State Development Finance Agency RB (Refunding-Taxable) (Simmons College) Series 2015 K-2
	1,715,000	1.800		10/01/16	1,714,366

New Jersey – 0.5%
New Jersey Economic Development Authority RB Series B(g)
	1,025,000	0.000		02/15/16	1,023,575
New Jersey State Turnpike Authority RB Unrefunded Balance Taxable Series 2003 B
	715,000	4.252		01/01/16	715,072

					1,738,647

Puerto Rico – 0.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A
	10,000	6.000		07/01/38	6,750
	15,000	6.000		07/01/44	10,106
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A
	15,000	5.500		07/01/28	10,125
	20,000	5.750		07/01/37	13,350
	35,000	5.250		07/01/42	22,925
	15,000	6.000		07/01/47	10,031
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D
	30,000	5.000		07/01/33	19,500
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2011 A
	10,000	5.750		07/01/41	6,500
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A
	35,000	5.500		07/01/32	22,619
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B
	10,000	5.875		07/01/36	6,525
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 A
	10,000	6.000		07/01/34	6,550
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A
	10,000	5.500		07/01/26	6,513
	65,000	5.500		07/01/39	41,925
	25,000	5.000		07/01/41	15,937

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Bonds Series 2007 A
$20,000	5.250%		07/01/37	$ 12,825
Puerto Rico Commonwealth GO Bonds Series 2014 A
860,000	8.000		07/01/35	623,500
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A
10,000	5.250		07/01/27	6,475
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation Series 2010 A(g)
10,000	0.000		08/01/35	1,070
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation SubSeries 2010 C(g)
10,000	0.000		08/01/37	964
10,000	0.000		08/01/38	903
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2011 C
5,000	5.250		08/01/40	2,850
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A
5,000	5.250		08/01/27	2,119
120,000	0.000	(g)	08/01/32	47,044
60,000	5.750		08/01/37	24,450
5,000	6.375		08/01/39	2,100
350,000	6.000		08/01/42	144,375
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A
25,000	0.000	(g)	08/01/33	7,499
40,000	5.500		08/01/37	16,100
310,000	5.375		08/01/39	124,000
105,000	5.500		08/01/42	42,262
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C
20,000	5.375		08/01/38	8,000
5,000	6.000		08/01/39	2,063
445,000	5.250		08/01/41	178,000
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1
230,000	5.000		08/01/43	92,000
20,000	5.250		08/01/43	8,000
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A
90,000	5.500		08/01/28	38,250

				1,584,205

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $9,372,576)				$ 8,874,599

U.S. Treasury Obligations – 4.4%
United States Treasury Bonds(h)
$359,000	3.625%		08/15/43	$ 404,582
600,000	3.625		02/15/44	675,240
600,000	3.000		11/15/44	598,134
United States Treasury Notes
4,400,000	1.750		12/31/20	4,396,392
9,800,000	2.125		12/31/22	9,818,425

TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,704,015)				$ 15,892,773

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $375,865,268)				$369,970,272

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 7.7%
Commercial Paper – 2.6%
Dominion Resources, Inc.
$1,500,000	0.518%	01/05/16	$ 1,499,915
St. Jude Medical, Inc.
1,500,000	0.568	01/04/16	1,499,930
Virginia Electric & Power
1,500,000	0.467	01/13/16	1,499,770
Electricite De France SA
2,300,000	1.557	01/09/17	2,263,919
Barclays Bank PLC
2,217,000	1.083	03/11/16	2,217,000

			8,980,534

Repurchase Agreements(i) – 5.1%
Joint Repurchase Agreement Account II
18,200,000	0.322	01/04/16	18,200,000

TOTAL SHORT-TERM INVESTMENTS (Cost $27,180,534)			$ 27,180,534

TOTAL INVESTMENTS – 111.6% (Cost $403,045,802)			$397,150,806

LIABILITIES IN EXCESS OF OTHER ASSETS – (11.6)%			(41,149,418)

NET ASSETS – 100.0%			$356,001,388

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $85,054,161, which represents approximately 23.9% of net assets as of December 31, 2015.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2015.

(e)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $42,945,935 which represents approximately 12.1% of net assets as of December 31, 2015.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(i)	Joint repurchase agreement was entered into on December 31, 2015. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
KWCDC	— South Korean Won Certificate of Deposit
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Barclays Bank PLC	SEK	2,702,501	EUR	292,856	$320,863	03/16/16	$1,973
	USD	722,328	CNH	4,810,707	713,870	09/01/16	8,458
	USD	91,187	EUR	83,609	91,041	03/16/16	146
	USD	133,474	ILS	514,823	132,527	03/16/16	948
	USD	175,000	ZAR	2,712,034	172,877	03/16/16	2,123
BNP Paribas SA	AUD	146,827	USD	104,863	106,585	03/16/16	1,722
	EUR	289,479	GBP	204,481	315,214	03/16/16	13,729
	EUR	116,000	HUF	36,494,992	126,312	03/16/16	706
	HUF	73,842,438	USD	251,387	254,147	03/16/16	2,760
	JPY	21,533,295	USD	175,000	179,498	03/16/16	4,498
	KRW	206,799,000	USD	174,000	175,867	01/15/16	1,867
	SEK	7,716,288	EUR	833,694	916,142	03/16/16	8,334
	USD	95,551	AUD	131,060	95,140	03/16/16	411
	USD	153,799	EUR	140,358	152,836	03/16/16	963
	USD	497,469	KRW	578,004,000	491,558	01/14/16	5,910
	USD	493,921	KRW	579,369,460	492,638	01/22/16	1,283
	USD	168,052	MYR	722,740	167,493	01/08/16	559
	USD	275,352	TWD	8,942,045	271,198	01/08/16	4,154
	USD	276,549	TWD	9,007,192	272,758	01/29/16	3,790
Citibank NA	CLP	91,835,949	USD	128,433	129,422	01/12/16	989
	CLP	209,868,974	USD	294,512	295,217	01/27/16	705
	COP	230,115,600	USD	70,065	72,399	01/12/16	2,334
	PLN	731,841	EUR	168,970	186,287	03/16/16	2,296
	PLN	5,413,956	USD	1,339,309	1,378,096	03/16/16	38,787
	SEK	2,921,393	EUR	314,000	346,852	03/16/16	4,937
	USD	105,338	AUD	144,596	104,966	03/16/16	372
	USD	524,000	CNH	3,448,124	519,153	03/16/16	4,847
	USD	161,072	CNH	1,053,298	156,301	09/01/16	4,771
	USD	3,300,842	EUR	2,991,777	3,257,745	03/16/16	43,098
	USD	437,481	KRW	496,343,807	422,102	01/15/16	15,378
	USD	1,853,597	MXN	31,273,894	1,808,220	02/18/16	45,377
Credit Suisse International (London)	AUD	106,335	EUR	69,505	77,192	03/16/16	1,508
	CAD	113,977	USD	81,884	82,388	03/16/16	504
	GBP	120,503	EUR	163,000	177,668	03/16/16	177
	JPY	41,910,312	USD	343,000	349,357	03/16/16	6,357
	SEK	1,144,433	EUR	122,539	135,877	03/16/16	2,444
	SEK	986,045	USD	116,385	117,071	03/16/16	687
	USD	180,791	EUR	165,911	180,660	03/16/16	131
	USD	170,000	RUB	11,396,069	155,582	01/12/16	14,418
	USD	174,000	RUB	12,207,109	166,560	01/14/16	7,440
	USD	85,755	SEK	713,780	84,746	03/16/16	1,009
Deutsche Bank AG	COP	696,884,084	USD	218,768	219,184	01/15/16	416
	HUF	76,188,775	USD	258,727	262,222	03/16/16	3,495
	KRW	207,007,500	USD	175,000	176,070	01/08/16	1,070
	KRW	206,746,800	USD	174,000	175,822	01/15/16	1,822
	SEK	2,060,436	EUR	221,957	244,632	03/16/16	2,943
	USD	341,000	BRL	1,304,763	329,237	01/05/16	11,763
	USD	175,000	CNH	1,151,938	173,437	03/16/16	1,563
	USD	1,684,739	CNH	11,073,893	1,643,277	09/01/16	41,462
	USD	561,512	EUR	511,176	556,087	02/10/16	5,424
	USD	3,441,738	MXN	58,761,818	3,392,170	03/10/16	49,568
	USD	85,015	NZD	124,659	84,860	03/16/16	155
	USD	427,564	SGD	604,234	425,067	03/16/16	2,498

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

HSBC Bank PLC	CAD	128,488	USD	92,523	$92,877	03/16/16	$355
	COP	332,916,271	USD	99,245	104,576	01/27/16	5,331
	KRW	206,726,625	USD	175,000	175,809	01/14/16	809
	PLN	691,060	EUR	161,000	175,906	03/16/16	593
	SEK	3,392,511	EUR	366,394	402,787	03/16/16	3,822
	USD	171,000	BRL	658,743	166,223	01/05/16	4,777
	USD	209,038	CLP	147,287,822	207,594	01/11/16	1,444
	USD	140,000	CLP	99,290,940	139,928	01/12/16	72
	USD	175,000	CNH	1,142,698	172,046	03/16/16	2,954
	USD	481,000	CNH	3,173,107	470,864	09/01/16	10,136
	USD	145,977	IDR	2,016,240,792	145,008	01/19/16	969
	USD	331,283	MXN	5,532,751	320,693	01/14/16	10,589
	USD	170,000	MYR	722,740	167,853	01/04/16	2,147
	USD	332,706	RUB	23,222,895	317,044	01/12/16	15,662
	USD	68,678	SEK	576,424	68,438	03/16/16	240
	USD	426,779	SGD	604,255	425,082	03/16/16	1,697
	USD	545,239	TWD	17,892,428	542,138	01/21/16	3,101
JPMorgan Securities, Inc.	SEK	4,950,532	EUR	532,296	587,769	03/16/16	8,151
	SEK	1,545,861	USD	183,208	183,537	03/16/16	330
	USD	99,638	AUD	136,653	99,200	03/16/16	438
	USD	120,217	CAD	163,008	117,830	03/16/16	2,387
	USD	175,000	CNH	1,153,460	173,666	03/16/16	1,334
	USD	494,000	CNH	3,226,829	478,836	09/01/16	15,164
	USD	126,076	GBP	83,993	123,838	03/16/16	2,238
	USD	514,000	RUB	36,606,977	498,780	01/19/16	15,220
	USD	282,464	TWD	9,239,403	279,815	02/04/16	2,649
Morgan Stanley & Co.	RUB	6,813,472	USD	92,120	92,835	01/19/16	716
	TRY	531,970	USD	174,000	178,490	03/16/16	4,490
	USD	340,000	BRL	1,291,779	325,960	01/05/16	14,040
	USD	104,000	CLP	73,710,000	103,839	01/15/16	161
	USD	174,000	CNH	1,148,052	172,852	03/16/16	1,148
	USD	342,000	MXN	5,859,999	338,136	03/16/16	3,864
	USD	1,575,778	MXN	27,121,503	1,564,866	03/17/16	10,912
	USD	175,000	RUB	12,295,238	167,857	01/12/16	7,143
	USD	172,134	SGD	243,650	171,403	03/16/16	731
	USD	324,329	TWD	10,638,641	322,396	01/19/16	1,933
Royal Bank of Canada	BRL	1,291,328	USD	323,925	325,846	01/05/16	1,921
	CAD	382,711	EUR	253,695	276,642	03/16/16	394
	USD	171,000	BRL	668,692	168,734	01/05/16	2,266
	USD	175,000	CAD	235,956	170,560	03/16/16	4,440
State Street Bank and Trust	AUD	455,509	USD	324,455	330,665	03/16/16	6,210
	EUR	651,971	USD	709,478	709,931	03/16/16	453
	NZD	127,755	USD	83,890	86,967	03/16/16	3,077
	SEK	9,427,328	EUR	1,018,656	1,119,290	03/16/16	10,075
	SEK	1,055,411	USD	124,970	125,307	03/16/16	337
	USD	339,859	AUD	467,000	339,007	03/16/16	852
Westpac Banking Corp.	AUD	483,000	USD	347,668	350,622	03/16/16	2,954
	USD	320,000	CNH	2,100,760	311,736	09/01/16	8,264
	USD	1,653,339	GBP	1,092,766	1,611,018	01/13/16	42,322
	USD	437,612	KRW	496,457,515	422,199	01/15/16	15,413
	USD	163,504	TWD	5,304,226	160,869	01/08/16	2,635
	USD	84,465	TWD	2,779,024	84,163	02/04/16	301

TOTAL							$644,740

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Barclays Bank PLC	EUR	253,566	AUD	388,495	$276,108	03/16/16	$(5,910)
	GBP	51,013	USD	77,158	75,213	03/16/16	(1,945)
	KRW	204,625,750	USD	175,000	174,022	01/14/16	(978)
	TWD	5,557,640	USD	170,000	168,554	01/08/16	(1,446)
	USD	163,956	IDR	2,364,246,000	168,253	02/17/16	(4,297)
	USD	582,313	JPY	71,630,373	597,098	03/16/16	(14,785)
	USD	139,033	NZD	208,404	141,867	03/16/16	(2,834)
	USD	479,693	TRY	1,437,641	482,368	03/16/16	(2,674)

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

BNP Paribas SA	GBP	62,077	USD	92,100	$91,527	03/16/16	$(573)
	MXN	13,163,125	USD	792,764	759,545	03/16/16	(33,218)
	MYR	722,740	USD	168,079	167,853	01/04/16	(226)
	NOK	595,827	USD	68,246	67,263	03/16/16	(983)
	USD	160,800	EUR	147,744	160,878	03/16/16	(78)
	USD	85,112	JPY	10,237,945	85,342	03/16/16	(229)
	USD	496,939	KRW	585,036,515	497,601	01/08/16	(662)
	USD	204,960	NZD	307,384	209,246	03/16/16	(4,286)
	ZAR	2,673,633	USD	175,000	170,429	03/16/16	(4,571)
Citibank NA	AUD	116,048	USD	84,619	84,242	03/16/16	(377)
	CAD	151,482	USD	111,898	109,498	03/16/16	(2,400)
	CNH	6,158,755	USD	946,991	927,268	03/16/16	(19,723)
	HUF	73,959,881	USD	256,930	254,551	03/16/16	(2,379)
	MXN	11,919,370	USD	715,281	687,777	03/16/16	(27,504)
	RUB	23,965,000	USD	345,940	327,175	01/12/16	(18,765)
	RUB	31,779,736	USD	473,865	432,034	01/27/16	(41,831)
	USD	174,061	AUD	243,000	176,400	03/16/16	(2,339)
	USD	171,000	CAD	238,097	172,108	03/16/16	(1,108)
	USD	8,498,258	EUR	7,824,491	8,511,948	02/10/16	(13,690)
	USD	331,240	JPY	40,044,100	333,801	03/16/16	(2,561)
	USD	95,551	NZD	144,337	98,255	03/16/16	(2,704)
	USD	207,890	SEK	1,754,405	208,297	03/16/16	(407)
Credit Suisse International (London)	CAD	341,657	USD	251,286	246,966	03/16/16	(4,320)
	CLP	164,328,309	USD	233,637	231,555	01/13/16	(2,082)
	COP	523,022,012	USD	165,986	164,553	01/12/16	(1,433)
	EUR	253,566	AUD	386,719	276,108	03/16/16	(4,621)
	GBP	50,936	JPY	9,210,956	75,099	03/16/16	(1,682)
	GBP	462,817	USD	687,829	682,311	01/13/16	(5,519)
	GBP	137,191	USD	204,643	202,273	03/16/16	(2,370)
	RUB	12,393,498	USD	174,000	168,438	01/28/16	(5,562)
	USD	82,026	JPY	9,903,521	82,554	03/16/16	(528)
	USD	102,288	NZD	151,079	102,845	03/16/16	(557)
Deutsche Bank AG	BRL	647,530	USD	170,000	163,394	01/05/16	(6,606)
	CNH	2,285,319	USD	347,000	344,080	03/16/16	(2,920)
	COP	789,992,300	USD	258,125	248,153	01/27/16	(9,972)
	EUR	158,000	PLN	682,481	172,046	03/16/16	(1,676)
	EUR	1,315,787	USD	1,445,353	1,431,391	02/10/16	(13,962)
	KRW	402,339,000	USD	343,000	342,130	01/19/16	(870)
	USD	142,576	COP	477,268,027	150,015	01/21/16	(7,439)
	USD	145,010	IDR	2,016,240,792	146,024	01/04/16	(1,014)
	USD	164,776	IDR	2,285,438,400	165,000	01/11/16	(225)
	USD	175,000	JPY	21,436,975	178,695	03/16/16	(3,695)
	USD	190,544	SEK	1,655,000	196,144	01/15/16	(5,600)
	USD	175,000	TWD	5,783,750	175,374	01/11/16	(374)
HSBC Bank PLC	BRL	663,267	USD	175,000	167,365	01/05/16	(7,635)
	CAD	109,493	USD	81,921	79,147	03/16/16	(2,774)
	CNH	5,383,755	USD	815,000	810,584	03/16/16	(4,416)
	CNH	1,124,361	USD	170,000	166,846	09/01/16	(3,154)
	GBP	130,139	USD	194,791	191,876	03/16/16	(2,915)
	IDR	2,016,240,792	USD	146,636	146,024	01/04/16	(611)
	MXN	2,974,934	USD	172,000	171,661	03/16/16	(339)
	NOK	1,389,546	USD	159,734	156,867	03/16/16	(2,867)
	RUB	10,711,505	USD	164,299	146,153	01/14/16	(18,146)
	RUB	11,215,711	USD	158,364	152,817	01/19/16	(5,546)
	RUB	23,222,895	USD	330,117	314,549	02/11/16	(15,568)
	USD	78,237	AUD	107,969	78,377	03/16/16	(140)
	USD	173,662	IDR	2,438,212,609	176,284	01/08/16	(2,622)
	USD	760,089	JPY	92,042,553	767,251	03/16/16	(7,162)

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	CAD	215,493	USD	159,369	$155,769	03/16/16	$(3,600)
	CNH	1,155,774	USD	175,000	174,015	03/16/16	(985)
	MXN	19,852,332	USD	1,161,107	1,145,529	03/16/16	(15,578)
	NOK	1,415,735	USD	161,953	159,823	03/16/16	(2,130)
	RUB	22,949,201	USD	340,000	313,307	01/12/16	(26,693)
	RUB	11,332,036	USD	169,654	154,620	01/14/16	(15,034)
	RUB	11,277,956	USD	157,645	153,665	01/19/16	(3,980)
	RUB	12,211,369	USD	175,000	166,290	01/21/16	(8,710)
	USD	168,315	IDR	2,377,450,000	170,741	01/22/16	(2,426)
	USD	231,328	IDR	3,325,339,229	236,503	02/19/16	(5,175)
	USD	112,242	SEK	953,623	113,222	03/16/16	(980)
Morgan Stanley & Co.	BRL	1,995,628	USD	516,000	503,565	01/05/16	(12,435)
	EUR	159,000	PLN	694,623	173,135	03/16/16	(3,678)
	NOK	728,113	USD	83,512	82,197	03/16/16	(1,314)
	RUB	26,789,673	USD	400,204	365,532	01/14/16	(34,672)
	RUB	11,771,963	USD	166,383	160,396	01/19/16	(5,987)
	RUB	20,501,042	USD	288,138	278,254	02/03/16	(9,884)
	USD	346,035	AUD	481,650	349,642	03/16/16	(3,607)
	USD	169,889	BRL	673,776	170,017	01/05/16	(128)
	USD	344,000	BRL	1,387,696	346,749	02/02/16	(2,749)
	USD	346,000	CAD	484,028	349,879	03/16/16	(3,879)
	USD	171,000	COP	570,456,000	179,344	01/19/16	(8,344)
	USD	164,246	IDR	2,289,916,200	164,691	01/19/16	(445)
	USD	318,452	KRW	377,563,563	321,096	01/14/16	(2,643)
	USD	265,892	NZD	399,335	271,840	03/16/16	(5,948)
Royal Bank of Canada	CAD	637,001	EUR	430,688	460,455	03/16/16	(8,521)
	CAD	253,547	USD	187,058	183,276	03/16/16	(3,782)
	MXN	17,185,767	USD	1,014,000	991,662	03/16/16	(22,339)
	USD	320,660	BRL	1,291,328	322,669	02/02/16	(2,009)
State Street Bank and Trust	CAD	952,513	USD	697,000	688,522	03/16/16	(8,478)
	GBP	137,005	USD	204,948	201,999	03/16/16	(2,949)
	KRW	397,271,820	USD	341,000	337,849	01/15/16	(3,151)
	MXN	24,183,579	USD	1,413,063	1,399,573	02/05/16	(13,490)
	NOK	2,514,629	USD	295,399	283,879	03/16/16	(11,520)
	USD	519,475	AUD	722,000	524,118	03/16/16	(4,643)
	USD	77,080	JPY	9,464,593	78,895	03/16/16	(1,816)
	USD	519,898	NZD	777,269	529,113	03/16/16	(9,216)
Westpac Banking Corp.	CNH	1,149,601	USD	174,000	173,085	03/16/16	(915)
	GBP	538,000	USD	813,986	793,150	01/13/16	(20,836)
	USD	346,006	JPY	42,421,072	353,149	01/28/16	(7,144)

TOTAL							$(674,218)

FUTURES CONTRACTS — At December 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 3 Year Government Bonds	169	March 2016	$13,727,213	$41,827
Australian 10 Year Government Bonds	15	March 2016	1,386,996	2,959
Italian 10 Year Government Bonds	27	March 2016	4,046,882	25,771
Ultra Long U.S. Treasury Bonds	(2)	March 2016	(317,375)	(2,637)
5 Year German Euro-Bobl	23	March 2016	3,266,129	4,398
10 Year German Euro-Bund	(17)	March 2016	(2,917,532)	(10,501)
2 Year U.S. Treasury Notes	180	March 2016	39,102,188	(64,738)
5 Year U.S Treasury Notes	221	March 2016	26,148,789	(41,778)
10 Year U.S Treasury Notes	(28)	March 2016	(3,525,375)	12,489
20 Year U.S. Treasury Bonds	5	March 2016	768,750	(3,674)

TOTAL				$(35,884)

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2015, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Counterparty	Notional Amount (000s)	Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Barclays Bank PLC	KRW 126,360	05/10/23	3 month KWCDC	2.735%	$(7,042)
	141,900	05/20/23	3 month KWCDC	2.830	$(8,723)
	141,900	05/20/23	3 month KWCDC	2.840	(8,811)

TOTAL					$(24,576)

*	There are no upfront payments on the swap contracts (s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	MXN	25,450		11/07/16	3.910%	Mexico Interbank TIIE 28 Days	$5	$982
		10,820		11/08/16	3.920	Mexico Interbank TIIE 28 Days	2	456
		21,890		11/09/16	3.900	Mexico Interbank TIIE 28 Days	5	668
	GBP	1,430	(a)	01/04/18	6 month GBP	0.845%	573	4,882
	SEK	93,490	(a)	03/16/18	0.050	3 month STIBOR	41,364	(17,832)
	CAD	4,450	(a)	03/16/18	1.250	6 month CDOR	22,590	2,983
		$2,810	(a)	03/16/18	1.500	3 month LIBOR	16,957	(4,979)
	GBP	6,220	(a)	03/16/18	6 month GBP	1.500	(74,954)	17,555
	EUR	4,860	(a)	03/16/19	0.250	6 month EURO	29,593	(3,438)
	CAD	5,380	(a)	03/16/21	1.750	6 month CDOR	80,945	19,292
	AUD	2,560	(a)	03/16/21	2.500	6 month AUDOR	(9,543)	(3,219)
	SEK	34,800	(a)	03/16/21	3 month STIBOR	0.750	(13,540)	26,617
	EUR	3,760	(a)	03/16/21	6 month EURO	0.500	(39,177)	13,392
		$9,000	(a)	06/24/21	2.923	3 month LIBOR	(8,795)	113,335
		15,670	(a)	09/02/22	2.810	3 month LIBOR	17,082	70,624
	GBP	570	(a)	12/11/22	6 month GBP	1.940	3,156	2,382
	EUR	10,430	(a)	05/11/25	1.568	6 month EURO	(19,860)	34,065
		5,090	(a)	09/16/25	2.000	6 month EURO	15,965	84,072
	GBP	3,860	(a)	09/16/25	6 month BP	2.750	(68,844)	(11,732)
	EUR	2,160	(a)	12/16/25	1.500	6 month EURO	(23,006)	2,848
		$2,070	(a)	12/16/25	3 month LIBOR	3.000	(21,918)	(6,039)
	JPY	886,530	(a)	12/16/25	6 month JYOR	1.000	(80,611)	(38,139)
		423,990	(a)	03/16/26	0.500	6 month JYOR	4,770	16,197
	EUR	14,160	(a)	03/16/26	1.000	6 month EURO	72,973	(127,862)
		$5,800	(a)	03/16/26	3 month LIBOR	2.500	(162,389)	19,875
	NZD	1,020	(a)	03/16/26	3 month NZDOR	3.500	7,978	8,409
	SEK	19,090	(a)	03/16/26	3 month STIBOR	1.500	19,592	21,680
	AUD	2,980	(a)	03/16/26	3.000	6 month AUDOR	(23,986)	2,627
	GBP	930	(a)	03/16/26	6 month GBP	2.250	(42,343)	15,701
	EUR	4,800	(a)	03/17/26	1.500	6 month EURO	(56,499)	(1,395)
		$5,100	(a)	03/17/26	3 month LIBOR	2.500	61,842	(13,983)
	GBP	1,000	(a)	12/11/27	2.190	6 month GBP	(10,417)	(4,598)
		$2,300	(a)	06/24/29	3 month LIBOR	3.218	14,223	(113,617)
		3,690	(a)	09/02/30	3 month LIBOR	3.004	4,113	(65,336)
	GBP	510	(a)	12/11/32	6 month GBP	2.250	8,270	2,528
	EUR	3,870	(a)	05/11/35	6 month EURO	1.695	48,511	114,815
		690	(a)	12/17/35	2.250	6 month EURO	5,198	(4,792)
		530	(a)	12/19/45	1.750	6 month EURO	136	960
		$550	(a)	12/19/45	2.750	3 month LIBOR	(2,318)	(1,380)
	JPY	71,930	(a)	12/19/45	6 month JYOR	2.000	(11,904)	189
	GBP	2,410	(a)	03/16/46	6 month GBP	2.250	(178,649)	113,342

TOTAL							$(372,910)	$292,135

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2015.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At December 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$403,080,910

Gross unrealized gain	602,155
Gross unrealized loss	(6,532,259)

Net unrealized security loss	$(5,930,104)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the FST Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property.
Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds’ account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for both repurchase agreements and reverse repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2015:

ENHANCED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$295,723,587	$—
Asset-Backed Securities	—	82,455,353	—
U.S. Treasury Obligations	65,412,222	—	—
Investment Company	4,443,664	—	—
Short-term Investments	—	11,100,173	—
Total	$69,855,886	$389,279,113	$—

Derivative Type
Assets(a)
Futures Contracts	$429,221	$—	$—
Liabilities(a)
Futures Contracts	$(118,546)	$—	$—

GOVERNMENT INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$218,625,628	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	142,699,023	30,306,188	—
Asset-Backed Securities	—	19,872,982	1,797,579
Municipal Debt Obligation	—	2,283,460	—
Government Guarantee Obligations	—	7,838,787	—
Investment Company	485,558	—	—
Total	$143,184,581	$278,927,045	$1,797,579
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(13,982,773)	$—

Derivative Type
Assets(a)
Futures Contracts	$22,085	$—	$—
Interest Rate Swaps Contracts	—	217,082	—
Total	$22,085	$217,082	$—
Liabilities(a)
Futures Contracts	$(43,349)	$—	$—
Interest Rate Swaps Contracts	—	(210,701)	—
Total	$(43,349)	$(210,701)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$794,471	$—
Mortgage-Backed Obligations	—	173,559,654	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	33,959,612	10,077,649	—
Asset-Backed Securities	—	169,028,655	—
Government Guarantee Obligation	—	4,083,287	—
Investment Company	22,374,736	—	—
Total	$56,334,348	$357,543,716	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(7,216,016)	$—

Derivative Type
Assets(a)
Futures Contracts	$74,009	$—	$—
Interest Rate Swaps		530,823
Total	$74,009	$530,823	$—
Liabilities(a)
Futures Contracts	$(8,390)	$—	$—
Interest Rate Swaps		(505,505)
Total	$(8,390)	$(505,505)	$—

INFLATION PROTECTED SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
U.S. Treasury Obligations	$154,434,874	$—	$—
Short-term Investments	—	1,700,000	—
Total	$154,434,874	$1,700,000	$—

Derivative Type
Assets(a)
Futures Contracts	$28,533	$—	$—
Interest Rate Swap Contracts	—	371,375	—
Total	$28,533	$371,375	$—
Liabilities(a)
Futures Contracts	$(59,349)	$—	$—
Interest Rate Swap Contracts	—	(368,596)	—
Total	$(59,349)	$(368,596)	$—

LIMITED MATURITY OBLIGATIONS

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$8,891,861	$—
Municipal Debt Obligations	—	2,513,546	—
Short-term Investments	—	3,635,294	—
Total	$—	$15,040,701	$—

SHORT DURATION GOVERNMENT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$522,473,914	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	725,828,188	140,923,140	—
Government Guarantee Obligation	—	19,701,861	—
Investment Company	78,332,404	—	—
Total	$804,160,592	$683,098,915	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT DURATION GOVERNMENT (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$511,473	$—	$—
Interest Rate Swap Contracts	—	1,154,077	—
Total	$511,473	$1,154,077	$—
Liabilities(a)
Futures Contracts	$(1,034,783)	$—	$—
Interest Rate Swap Contracts	—	(3,732,598)	—
Total	$(1,034,783)	$(3,732,598)	$—

SHORT DURATION INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$204,575,463	$—
Mortgage-Backed Obligations	—	61,757,571	843,833
Asset-Backed Securities	—	60,668,407	1,597,848
Foreign Debt Obligations	2,127,225	13,632,553	—
Municipal Debt Obligations	—	8,874,599	—
U.S. Treasury Obligations	15,892,773	—	—
Short-term Investments	—	27,180,534	—
Total	$18,019,998	$376,689,127	$2,441,681

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$644,740	$—
Futures Contracts	87,444	—	—
Interest Rate Swap Contracts	—	710,476	—
Total	$87,444	$1,355,216	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(674,218)	$—
Futures Contracts	(123,328)	—	—
Interest Rate Swap Contracts	—	(442,917)	—
Total	$(123,328)	$(1,117,135)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At December 31, 2015, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of January 4, 2016, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Inflation Protected Securities	$1,700,000	$1,700,061	$1,740,779
Limited Maturity Obligations	2,400,000	2,400,086	2,457,570
Short Duration Income	18,200,000	18,200,651	18,636,570

REPURCHASE AGREEMENTS — At December 31, 2015, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Inflation Protected Securities	Limited Maturity Obligations	Short Duration Income
BNP Paribas Securities Co.	0.310%	$843,482	$1,190,798	$9,030,221
Citigroup Global Markets, Inc.	0.340	677,853	956,969	7,257,014
Merrill Lynch & Co., Inc.	0.310	178,665	252,233	1,912,765
TOTAL		$1,700,000	$2,400,000	$18,200,000

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At December 31, 2015, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Banks	0.625%	12/28/16
Federal Home Loan Mortgage Corp.	1.000 to 7.500	07/28/17 to 07/01/45
Federal National Mortgage Association	2.000 to 7.500	04/01/16 to 11/01/45
Government National Mortgage Association	3.000 to 6.000	05/15/18 to 10/20/45
United States Treasury Inflation Protected Securities	1.875	07/15/19
United States Treasury Note	1.000	09/30/19
United States Treasury Stripped Securities	0.000	05/15/34 to 11/15/36

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date February 25, 2016

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date February 25, 2016

*	Print the name and title of each signing officer under his or her signature.